Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
November 30, 2024
SDX-NPRT1-0125
1.9884840.107
Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Banks - 0.3%
Citibank NA 5.488% 12/4/2026	510,000	518,655
Fifth Third Bank NA 2.25% 2/1/2027	250,000	238,019
Fifth Third Bank NA 3.85% 3/15/2026	420,000	414,261
KeyBank NA/Cleveland OH 5.85% 11/15/2027	930,000	956,340
KeyBank NA/Cleveland OH 6.95% 2/1/2028	390,000	407,024
Morgan Stanley Bank NA 0% 1/14/2028 (b)	2,160,000	2,169,481
Morgan Stanley Bank NA 0% 5/26/2028 (b)	1,280,000	1,302,173
PNC Bank NA 2.7% 10/22/2029	430,000	387,839
PNC Bank NA 3.25% 1/22/2028	640,000	615,966
PNC Bank NA 4.2% 11/1/2025	560,000	557,013
Truist Bank 4.632% 9/17/2029 (b)	1,270,000	1,235,676
Wells Fargo Bank NA 5.45% 8/7/2026	1,000,000	1,013,607
		9,816,054
Capital Markets - 0.0%
Goldman Sachs Bank USA/New York NY 0% 3/18/2027 (b)	1,810,000	1,821,718
TOTAL FINANCIALS		11,637,772

TOTAL BANK NOTES (Cost $11,620,629)		11,637,772

Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount (a)	Value ($)
CANADA - 0.4%
Export Development Canada 3% 5/25/2027	2,350,000	2,282,267
Province of British Columbia 2.25% 6/2/2026	800,000	775,120
Province of British Columbia 4.9% 4/24/2029	1,500,000	1,532,433
Province of Ontario 0.625% 1/21/2026	900,000	861,527
Province of Ontario 2.5% 4/27/2026	3,690,000	3,595,057
Province of Quebec 2.5% 4/20/2026	1,250,000	1,217,863
Province of Quebec 2.75% 4/12/2027	1,000,000	965,329
TOTAL CANADA		11,229,596
CHILE - 0.0%
Chilean Republic 2.75% 1/31/2027	760,000	726,940
Chilean Republic 3.125% 3/27/2025	320,000	316,666
Chilean Republic 3.24% 2/6/2028	400,000	381,600
TOTAL CHILE		1,425,206
INDONESIA - 0.0%
Indonesia Government 3.5% 1/11/2028	1,000,000	960,610
ISRAEL - 0.0%
Israel Government 5.375% 3/12/2029	700,000	707,624
ITALY - 0.0%
Italian Republic 1.25% 2/17/2026	910,000	872,684
KOREA (SOUTH) - 0.1%
Korean Republic 4.5% 7/3/2029	1,500,000	1,516,710
Korean Republic 5.625% 11/3/2025	120,000	121,076
TOTAL KOREA (SOUTH)		1,637,786
MEXICO - 0.1%
United Mexican States 4.125% 1/21/2026	750,000	743,672
United Mexican States 4.15% 3/28/2027	470,000	462,215
United Mexican States 5.4% 2/9/2028	1,250,000	1,253,516
TOTAL MEXICO		2,459,403
PANAMA - 0.1%
Panamanian Republic 3.75% 3/16/2025	2,100,000	2,083,200
PHILIPPINES - 0.0%
Philippine Republic 10.625% 3/16/2025	540,000	548,370
Philippine Republic 5.17% 10/13/2027	1,000,000	1,008,000
TOTAL PHILIPPINES		1,556,370
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	1,850,000	1,816,127
Republic of Poland 4.625% 3/18/2029	500,000	499,015
TOTAL POLAND		2,315,142
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027	600,000	596,624
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,222,215)		25,844,245

Non-Convertible Corporate Bonds - 29.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.3%
Banks - 0.3%
Australia & New Zealand Banking Group Ltd/New York NY 5.088% 12/8/2025	630,000	633,749
Commonwealth Bank of Australia/New York NY 5.316% 3/13/2026	710,000	717,448
National Australia Bank Ltd/New York 3.375% 1/14/2026	800,000	789,560
National Australia Bank Ltd/New York 3.905% 6/9/2027	1,140,000	1,126,991
National Australia Bank Ltd/New York 4.787% 1/10/2029	280,000	283,309
National Australia Bank Ltd/New York 4.9% 6/13/2028	440,000	446,249
Westpac Banking Corp 2.85% 5/13/2026	330,000	322,506
Westpac Banking Corp 2.894% 2/4/2030 (b)	630,000	627,009
Westpac Banking Corp 3.35% 3/8/2027	360,000	352,336
Westpac Banking Corp 3.4% 1/25/2028	1,110,000	1,075,835
Westpac Banking Corp 4.043% 8/26/2027	560,000	555,862
Westpac Banking Corp 4.322% 11/23/2031 (b)	930,000	916,373
Westpac Banking Corp 5.05% 4/16/2029	590,000	602,889
Westpac Banking Corp 5.457% 11/18/2027	420,000	431,855
Westpac Banking Corp 5.535% 11/17/2028	310,000	322,342
		9,204,313
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	440,000	442,825
BHP Billiton Finance USA Ltd 4.875% 2/27/2026	320,000	321,154
BHP Billiton Finance USA Ltd 5.1% 9/8/2028	470,000	479,057
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	400,000	433,149
		1,676,185
TOTAL AUSTRALIA		10,880,498
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	583,000	564,172
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.75% 1/23/2029 (c)	1,940,000	1,959,180
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 6% 1/15/2029	650,000	658,125
CANADA - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 3.7% 9/15/2027	320,000	311,034
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	580,000	560,711
Rogers Communications Inc 5% 2/15/2029	580,000	582,688
		1,143,399
TOTAL COMMUNICATION SERVICES		1,454,433

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Magna International Inc 4.15% 10/1/2025	360,000	358,240
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 2.05% 7/15/2025	280,000	275,128
Canadian Natural Resources Ltd 3.85% 6/1/2027	590,000	577,856
Cenovus Energy Inc 5.375% 7/15/2025	280,000	280,455
Enbridge Inc 1.6% 10/4/2026	500,000	472,750
Enbridge Inc 3.7% 7/15/2027	330,000	323,302
Enbridge Inc 5.3% 4/5/2029	600,000	611,021
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (d)	550,000	545,774
TransCanada PipeLines Ltd 4.25% 5/15/2028	490,000	482,730
TransCanada PipeLines Ltd 4.875% 1/15/2026	340,000	340,103
		3,909,119
Financials - 1.0%
Banks - 1.0%
Bank of Montreal 0.949% 1/22/2027 (b)	100,000	95,773
Bank of Montreal 1.25% 9/15/2026	750,000	707,266
Bank of Montreal 3.803% 12/15/2032 (b)	600,000	574,813
Bank of Montreal 4.64% 9/10/2030 (b)	370,000	367,088
Bank of Montreal 4.7% 9/14/2027	1,690,000	1,694,937
Bank of Montreal 5.717% 9/25/2028	140,000	145,222
Bank of Nova Scotia/The 1.05% 3/2/2026	590,000	564,967
Bank of Nova Scotia/The 1.3% 9/15/2026	1,240,000	1,171,472
Bank of Nova Scotia/The 4.5% 12/16/2025	1,300,000	1,292,612
Bank of Nova Scotia/The 4.75% 2/2/2026	1,500,000	1,502,285
Bank of Nova Scotia/The 5.25% 6/12/2028	260,000	265,477
Canadian Imperial Bank of Commerce 1.25% 6/22/2026	590,000	560,755
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	530,000	527,351
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (b)	540,000	534,514
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	1,000,000	1,019,220
National Bank of Canada 4.5% 10/10/2029	550,000	542,192
Royal Bank of Canada 0.875% 1/20/2026	2,060,000	1,977,693
Royal Bank of Canada 1.2% 4/27/2026	2,080,000	1,986,871
Royal Bank of Canada 2.05% 1/21/2027	600,000	571,573
Royal Bank of Canada 3.625% 5/4/2027	520,000	509,614
Royal Bank of Canada 4.522% 10/18/2028 (b)	450,000	448,663
Royal Bank of Canada 4.65% 10/18/2030 (b)	900,000	895,933
Royal Bank of Canada 4.95% 2/1/2029	1,070,000	1,083,476
Toronto-Dominion Bank/The 0.75% 1/6/2026	520,000	499,006
Toronto-Dominion Bank/The 1.2% 6/3/2026	390,000	370,674
Toronto-Dominion Bank/The 1.95% 1/12/2027	1,550,000	1,466,971
Toronto-Dominion Bank/The 3.625% 9/15/2031 (b)	630,000	612,937
Toronto-Dominion Bank/The 4.108% 6/8/2027	520,000	512,856
Toronto-Dominion Bank/The 5.146% 9/10/2034 (b)	160,000	158,134
Toronto-Dominion Bank/The 5.156% 1/10/2028	1,430,000	1,449,672
Toronto-Dominion Bank/The 5.264% 12/11/2026	1,000,000	1,012,963
Toronto-Dominion Bank/The 5.523% 7/17/2028	650,000	667,474
		25,790,454
Capital Markets - 0.0%
Brookfield Finance Inc 3.9% 1/25/2028	660,000	645,938
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	300,000	299,620
Manulife Financial Corp 2.484% 5/19/2027	520,000	494,848
Manulife Financial Corp 4.061% 2/24/2032 (b)	230,000	224,969
		1,019,437
TOTAL FINANCIALS		27,455,829

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.75% 3/1/2026	100,000	97,780
Canadian National Railway Co 6.9% 7/15/2028	190,000	205,423
Canadian Pacific Railway Co 1.75% 12/2/2026	1,133,000	1,070,773
		1,373,976
Professional Services - 0.0%
Thomson Reuters Corp 3.35% 5/15/2026	260,000	255,101
TOTAL INDUSTRIALS		1,629,077

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.2% 4/1/2029	330,000	323,730
Nutrien Ltd 4.9% 3/27/2028	620,000	624,571
		948,301
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026	460,000	445,612
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	390,000	382,135
TOTAL UTILITIES		827,747

TOTAL CANADA		36,582,746
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Baidu Inc 1.72% 4/9/2026	1,000,000	958,660
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	170,000	167,945
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	290,000	288,237
NXP BV / NXP Funding LLC 5.55% 12/1/2028	140,000	143,066
		599,248
TOTAL CHINA		1,557,908
FRANCE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.455% 2/19/2029	570,000	547,245
GERMANY - 0.5%
Financials - 0.5%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 1.686% 3/19/2026	400,000	385,103
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (b)	1,400,000	1,361,236
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	1,610,000	1,527,765
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (b)	390,000	370,570
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	250,000	242,611
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	290,000	286,452
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (b)	170,000	171,212
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	160,000	167,215
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	1,000,000	1,056,262
		5,568,426
Financial Services - 0.3%
KfW 0.375% 7/18/2025	1,650,000	1,608,355
KfW 3% 5/20/2027	5,800,000	5,638,613
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	2,460,000	2,344,914
		9,591,882
TOTAL GERMANY		15,160,308
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	150,000	144,828
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,512,000	2,401,268
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,410,000	1,316,655
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	150,000	145,827
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	440,000	438,697
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	500,000	493,733
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	700,000	706,284
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	150,000	154,658
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	732,000	758,413

TOTAL IRELAND		6,560,363
JAPAN - 1.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Toyota Motor Corp 1.339% 3/25/2026	110,000	105,567
Toyota Motor Corp 2.76% 7/2/2029	1,340,000	1,248,172
Toyota Motor Corp 5.118% 7/13/2028	1,800,000	1,839,832
		3,193,571
Financials - 1.0%
Banks - 0.9%
Japan Bank for International Cooperation 1.875% 7/21/2026	5,300,000	5,084,798
Japan Bank for International Cooperation 4.625% 7/22/2027	600,000	603,482
Japan Bank for International Cooperation 4.875% 10/18/2028	1,000,000	1,018,778
Mitsubishi UFJ Financial Group Inc 1.412% 7/17/2025	730,000	715,059
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	900,000	854,759
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,110,000	1,073,979
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	850,000	823,562
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	450,000	442,926
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (b)	1,050,000	1,058,518
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	300,000	305,523
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (b)	300,000	305,136
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)	1,000,000	1,021,726
Mizuho Financial Group Inc 1.234% 5/22/2027 (b)	210,000	199,409
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	743,000	706,193
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	200,000	197,378
Mizuho Financial Group Inc 3.17% 9/11/2027	430,000	413,951
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	1,000,000	1,019,478
Mizuho Financial Group Inc 5.414% 9/13/2028 (b)	200,000	203,445
Mizuho Financial Group Inc 5.667% 5/27/2029 (b)	590,000	606,554
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	860,000	887,420
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	1,500,000	1,471,575
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,400,000	1,332,904
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,520,000	1,471,773
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	240,000	232,842
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	1,480,000	1,374,778
Sumitomo Mitsui Financial Group Inc 3.446% 1/11/2027	370,000	361,632
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	2,190,000	2,120,152
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	650,000	665,956
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	310,817
		26,884,503
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	1,160,000	1,100,755
Nomura Holdings Inc 1.851% 7/16/2025	1,000,000	980,764
Nomura Holdings Inc 2.172% 7/14/2028	410,000	372,376
Nomura Holdings Inc 2.71% 1/22/2029	200,000	182,963
Nomura Holdings Inc 5.386% 7/6/2027	240,000	242,558
Nomura Holdings Inc 6.07% 7/12/2028	400,000	415,163
		3,294,579
TOTAL JAPAN		33,372,653
KOREA (SOUTH) - 0.2%
Financials - 0.2%
Banks - 0.2%
Export-Import Bank of Korea 0.625% 2/9/2026	1,200,000	1,146,326
Export-Import Bank of Korea 4% 9/11/2029	500,000	490,065
Export-Import Bank of Korea 5% 1/11/2028	2,000,000	2,031,036
Export-Import Bank of Korea 5.125% 9/18/2028	400,000	409,104
Korea Development Bank/The 4.125% 10/16/2027	2,200,000	2,187,234

TOTAL KOREA (SOUTH)		6,263,765
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.55% 11/29/2027	760,000	795,218
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	410,000	390,141
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 3.875% 4/23/2025	240,000	237,968
TOTAL MEXICO		628,109
MULTI-NATIONAL - 1.6%
Financials - 1.6%
Banks - 1.1%
African Development Bank 0.875% 7/22/2026	2,860,000	2,705,381
Asian Development Bank 0.375% 9/3/2025	3,275,000	3,172,450
Asian Development Bank 0.5% 2/4/2026	9,620,000	9,200,057
Corp Andina de Fomento 1.625% 9/23/2025	1,000,000	973,910
Corp Andina de Fomento 4.125% 1/7/2028	1,000,000	989,551
Corp Andina de Fomento 5% 1/24/2029	175,000	177,560
Council Of Europe Development Bank 1.375% 2/27/2025	910,000	902,882
European Investment Bank 3.75% 11/15/2029	7,000,000	6,868,159
Inter-American Development Bank 0.625% 7/15/2025	750,000	731,183
Inter-American Development Bank 0.875% 4/20/2026	3,000,000	2,862,403
Inter-American Development Bank 1.5% 1/13/2027	3,500,000	3,308,685
Inter-American Development Bank 4% 1/12/2028	1,900,000	1,888,583
		33,780,804
Capital Markets - 0.1%
Asian Infrastructure Investment Bank/The 3.75% 9/14/2027	2,050,000	2,025,022
Financial Services - 0.4%
International Bank for Reconstruction & Development 0.375% 7/28/2025	3,000,000	2,920,877
International Bank for Reconstruction & Development 0.5% 10/28/2025	3,881,000	3,747,614
International Bank for Reconstruction & Development 1.875% 10/27/2026	5,140,000	4,916,845
International Finance Corp 0.375% 7/16/2025	490,000	477,594
		12,062,930
TOTAL MULTI-NATIONAL		47,868,756
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.375% 8/4/2025	360,000	357,637
Cooperatieve Rabobank UA/NY 5.5% 7/18/2025	1,300,000	1,307,297
ING Groep NV 1.726% 4/1/2027 (b)	484,000	463,756
ING Groep NV 4.017% 3/28/2028 (b)	1,240,000	1,216,543
ING Groep NV 4.05% 4/9/2029	700,000	679,861
ING Groep NV 5.335% 3/19/2030 (b)	430,000	436,525

TOTAL NETHERLANDS		4,461,619
SPAIN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	580,000	572,748
Financials - 0.3%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029	600,000	610,672
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	205,644
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	754,933
Banco Santander SA 1.849% 3/25/2026	1,200,000	1,153,590
Banco Santander SA 3.306% 6/27/2029	1,400,000	1,312,588
Banco Santander SA 4.175% 3/24/2028 (b)	600,000	589,269
Banco Santander SA 4.379% 4/12/2028	600,000	589,946
Banco Santander SA 5.147% 8/18/2025	200,000	200,341
Banco Santander SA 5.179% 11/19/2025	400,000	400,109
Banco Santander SA 5.294% 8/18/2027	400,000	403,358
Banco Santander SA 5.538% 3/14/2030 (b)	600,000	609,621
Banco Santander SA 6.607% 11/7/2028	200,000	212,813
		7,042,884
TOTAL SPAIN		7,615,632
SWEDEN - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Svensk Exportkredit AB 4.625% 11/28/2025	3,000,000	3,001,325
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 1.25% 8/7/2026	430,000	406,692
UBS AG/Stamford CT 5% 7/9/2027	520,000	524,203
UBS AG/Stamford CT 7.5% 2/15/2028 (c)	1,430,000	1,541,431
UBS Group AG 4.55% 4/17/2026	920,000	918,324
		3,390,650
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.5% 2/13/2026	510,000	509,864
TOTAL SWITZERLAND		3,900,514
UNITED KINGDOM - 1.5%
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 5.3% 10/24/2027	650,000	664,956
Food Products - 0.0%
Unilever Capital Corp 2% 7/28/2026	280,000	269,733
Unilever Capital Corp 2.9% 5/5/2027	730,000	706,295
Unilever Capital Corp 3.1% 7/30/2025	370,000	366,592
Unilever Capital Corp 4.875% 9/8/2028	160,000	162,683
		1,505,303
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	450,000	415,254
BAT Capital Corp 3.215% 9/6/2026	200,000	194,752
BAT Capital Corp 3.557% 8/15/2027 (c)	1,040,000	1,009,665
BAT Capital Corp 4.7% 4/2/2027	250,000	249,734
BAT International Finance PLC 1.668% 3/25/2026	680,000	653,022
BAT International Finance PLC 5.931% 2/2/2029	590,000	613,590
		3,136,017
Financials - 1.2%
Banks - 1.2%
Barclays PLC 2.279% 11/24/2027 (b)	1,940,000	1,841,788
Barclays PLC 2.852% 5/7/2026 (b)	400,000	396,174
Barclays PLC 4.375% 1/12/2026	520,000	517,371
Barclays PLC 4.836% 5/9/2028	1,330,000	1,316,201
Barclays PLC 4.942% 9/10/2030 (b)	600,000	594,663
Barclays PLC 5.2% 5/12/2026	800,000	800,700
Barclays PLC 5.501% 8/9/2028 (b)	200,000	202,498
Barclays PLC 5.674% 3/12/2028 (b)	1,410,000	1,432,843
Barclays PLC 5.69% 3/12/2030 (b)	550,000	561,278
Barclays PLC 5.829% 5/9/2027 (b)	600,000	606,841
Barclays PLC 6.49% 9/13/2029 (b)	520,000	546,182
Barclays PLC 7.385% 11/2/2028 (b)	1,000,000	1,064,122
HSBC Holdings PLC 2.013% 9/22/2028 (b)	3,240,000	2,994,314
HSBC Holdings PLC 2.999% 3/10/2026 (b)	5,000,000	4,971,824
HSBC Holdings PLC 3.973% 5/22/2030 (b)	1,770,000	1,691,194
HSBC Holdings PLC 4.292% 9/12/2026 (b)	300,000	298,534
HSBC Holdings PLC 5.597% 5/17/2028 (b)	1,710,000	1,734,524
HSBC Holdings PLC 5.887% 8/14/2027 (b)	3,000,000	3,045,874
HSBC Holdings PLC 6.161% 3/9/2029 (b)	400,000	414,262
Lloyds Banking Group PLC 1.627% 5/11/2027 (b)	210,000	200,412
Lloyds Banking Group PLC 2.438% 2/5/2026 (b)	200,000	199,064
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	1,310,000	1,262,139
Lloyds Banking Group PLC 3.75% 3/18/2028 (b)	610,000	595,266
Lloyds Banking Group PLC 4.65% 3/24/2026	330,000	328,092
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	250,000	251,200
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	900,000	924,515
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	240,000	246,490
NatWest Group PLC 3.073% 5/22/2028 (b)	500,000	479,127
NatWest Group PLC 4.445% 5/8/2030 (b)	990,000	966,353
NatWest Group PLC 4.8% 4/5/2026	990,000	990,120
NatWest Group PLC 5.516% 9/30/2028 (b)	200,000	203,048
NatWest Group PLC 5.808% 9/13/2029 (b)	1,900,000	1,953,148
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	202,159
NatWest Group PLC 6.475% 6/1/2034 (b)	300,000	311,218
Santander UK Group Holdings PLC 1.532% 8/21/2026 (b)	540,000	526,505
Santander UK Group Holdings PLC 1.673% 6/14/2027 (b)	420,000	398,648
Santander UK Group Holdings PLC 3.823% 11/3/2028 (b)	400,000	386,781
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	800,000	833,483
		36,288,955
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026 (c)	2,000,000	1,908,461
Astrazeneca Finance LLC 4.85% 2/26/2029	760,000	769,338
Astrazeneca Finance LLC 4.875% 3/3/2028 (c)	590,000	597,500
Astrazeneca PLC 3.125% 6/12/2027	410,000	398,660
		3,673,959
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.602% 6/12/2028	360,000	369,816
TOTAL UNITED KINGDOM		45,639,006
UNITED STATES - 21.9%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.3%
AT&T Inc 1.65% 2/1/2028 (c)	1,550,000	1,414,897
AT&T Inc 1.7% 3/25/2026	1,630,000	1,568,573
AT&T Inc 2.3% 6/1/2027	2,980,000	2,818,718
Sprint Capital Corp 6.875% 11/15/2028	70,000	75,153
Verizon Communications Inc 2.1% 3/22/2028	470,000	433,614
Verizon Communications Inc 3.875% 2/8/2029	580,000	564,579
Verizon Communications Inc 4.329% 9/21/2028 (c)	1,210,000	1,198,493
		8,074,027
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028 (c)	1,070,000	1,080,909
Netflix Inc 5.875% 11/15/2028	260,000	271,831
Walt Disney Co/The 1.75% 1/13/2026	760,000	737,564
Walt Disney Co/The 2% 9/1/2029	620,000	554,911
Walt Disney Co/The 3.375% 11/15/2026	310,000	304,094
		2,949,309
Interactive Media & Services - 0.1%
Alphabet Inc 0.45% 8/15/2025	850,000	826,465
Alphabet Inc 1.998% 8/15/2026	650,000	625,272
Meta Platforms Inc 3.5% 8/15/2027	1,040,000	1,017,744
Meta Platforms Inc 4.3% 8/15/2029 (c)	400,000	398,424
Meta Platforms Inc 4.6% 5/15/2028 (c)	400,000	403,414
		3,271,319
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,130,000	1,084,942
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028 (c)	520,000	505,466
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	83,000	82,955
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029 (c)	210,000	208,085
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	240,000	246,925
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	690,000	704,600
Comcast Corp 2.35% 1/15/2027	270,000	258,330
Comcast Corp 3.15% 3/1/2026	750,000	738,158
Comcast Corp 3.375% 8/15/2025 (c)	940,000	932,039
Comcast Corp 3.95% 10/15/2025	470,000	467,816
Comcast Corp 4.15% 10/15/2028	740,000	729,422
Comcast Corp 4.55% 1/15/2029 (c)	1,000,000	1,001,048
Comcast Corp 5.1% 6/1/2029 (c)	1,280,000	1,306,882
Discovery Communications LLC 4.125% 5/15/2029	660,000	623,850
Discovery Communications LLC 4.9% 3/11/2026	1,190,000	1,185,862
Fox Corp 4.709% 1/25/2029	680,000	679,879
Paramount Global 2.9% 1/15/2027	190,000	182,084
Paramount Global 3.375% 2/15/2028 (c)	200,000	188,608
TCI Communications Inc 7.875% 2/15/2026	620,000	643,121
TWDC Enterprises 18 Corp 1.85% 7/30/2026	120,000	114,934
TWDC Enterprises 18 Corp 2.95% 6/15/2027 (c)	820,000	791,375
TWDC Enterprises 18 Corp 3% 2/13/2026	130,000	127,669
Warnermedia Holdings Inc 3.755% 3/15/2027	1,640,000	1,588,355
Warnermedia Holdings Inc 4.054% 3/15/2029	270,000	255,410
		14,647,815
Wireless Telecommunication Services - 0.2%
Sprint LLC 7.625% 3/1/2026	1,140,000	1,169,071
T-Mobile USA Inc 1.5% 2/15/2026	290,000	279,020
T-Mobile USA Inc 2.625% 2/15/2029	380,000	348,679
T-Mobile USA Inc 3.375% 4/15/2029	1,880,000	1,771,708
T-Mobile USA Inc 3.75% 4/15/2027	470,000	460,431
T-Mobile USA Inc 4.95% 3/15/2028 (c)	2,000,000	2,016,148
T-Mobile USA Inc 5.375% 4/15/2027	1,020,000	1,022,772
		7,067,829
TOTAL COMMUNICATION SERVICES		36,010,299

Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Lear Corp 3.8% 9/15/2027	280,000	272,865
Automobiles - 0.5%
American Honda Finance Corp 1% 9/10/2025 (c)	1,450,000	1,409,672
American Honda Finance Corp 1.2% 7/8/2025	505,000	494,664
American Honda Finance Corp 2.25% 1/12/2029 (c)	990,000	902,103
American Honda Finance Corp 3.5% 2/15/2028	560,000	543,038
American Honda Finance Corp 4.4% 9/5/2029	290,000	286,778
American Honda Finance Corp 4.6% 4/17/2025	700,000	699,580
American Honda Finance Corp 5.125% 7/7/2028	280,000	285,119
General Motors Financial Co Inc 1.25% 1/8/2026	1,070,000	1,028,904
General Motors Financial Co Inc 2.7% 8/20/2027	580,000	549,019
General Motors Financial Co Inc 3.85% 1/5/2028	280,000	272,561
General Motors Financial Co Inc 4% 10/6/2026	640,000	631,404
General Motors Financial Co Inc 4.3% 7/13/2025	840,000	836,032
General Motors Financial Co Inc 4.9% 10/6/2029 (c)	650,000	647,442
General Motors Financial Co Inc 5% 4/9/2027	960,000	963,877
General Motors Financial Co Inc 5.25% 3/1/2026 (c)	590,000	592,425
General Motors Financial Co Inc 5.4% 4/6/2026	1,000,000	1,006,920
General Motors Financial Co Inc 5.4% 5/8/2027	630,000	638,561
General Motors Financial Co Inc 5.55% 7/15/2029	1,120,000	1,145,011
General Motors Financial Co Inc 5.8% 1/7/2029	990,000	1,018,249
General Motors Financial Co Inc 5.8% 6/23/2028	400,000	411,380
		14,362,739
Broadline Retail - 0.2%
Amazon.com Inc 1% 5/12/2026 (c)	1,168,000	1,114,083
Amazon.com Inc 1.2% 6/3/2027	1,440,000	1,335,514
Amazon.com Inc 3.15% 8/22/2027	1,120,000	1,087,096
Amazon.com Inc 3.45% 4/13/2029 (c)	680,000	658,416
Amazon.com Inc 4.55% 12/1/2027	420,000	423,047
eBay Inc 1.4% 5/10/2026	666,000	635,613
		5,253,769
Hotels, Restaurants & Leisure - 0.2%
Expedia Group Inc 3.8% 2/15/2028	490,000	475,860
Expedia Group Inc 5% 2/15/2026	330,000	330,457
Marriott International Inc/MD 3.125% 6/15/2026	190,000	185,548
Marriott International Inc/MD 4.875% 5/15/2029	1,120,000	1,127,272
Marriott International Inc/MD 5% 10/15/2027	450,000	455,022
McDonald's Corp 1.45% 9/1/2025	110,000	107,420
McDonald's Corp 3.3% 7/1/2025	1,310,000	1,299,179
McDonald's Corp 3.5% 7/1/2027	240,000	234,207
McDonald's Corp 3.7% 1/30/2026	110,000	109,026
McDonald's Corp 3.8% 4/1/2028 (c)	340,000	332,733
McDonald's Corp 5% 5/17/2029 (c)	670,000	681,503
Starbucks Corp 2.45% 6/15/2026	350,000	339,151
Starbucks Corp 3.8% 8/15/2025	583,000	579,314
Starbucks Corp 4% 11/15/2028	980,000	960,554
		7,217,246
Household Durables - 0.1%
DR Horton Inc 1.3% 10/15/2026	750,000	704,529
Lennar Corp 4.75% 11/29/2027 (c)	350,000	351,219
Toll Brothers Finance Corp 4.35% 2/15/2028	370,000	363,744
Whirlpool Corp 4.75% 2/26/2029	310,000	306,649
		1,726,141
Leisure Products - 0.0%
Hasbro Inc 3.5% 9/15/2027	360,000	349,401
Hasbro Inc 3.55% 11/19/2026	200,000	195,627
		545,028
Specialty Retail - 0.2%
AutoNation Inc 1.95% 8/1/2028	190,000	170,644
AutoZone Inc 3.125% 4/21/2026	270,000	264,360
AutoZone Inc 4.5% 2/1/2028	160,000	159,401
AutoZone Inc 5.1% 7/15/2029	360,000	365,318
Home Depot Inc/The 2.125% 9/15/2026	480,000	461,261
Home Depot Inc/The 2.8% 9/14/2027	1,220,000	1,172,046
Home Depot Inc/The 3% 4/1/2026	100,000	98,223
Home Depot Inc/The 3.35% 9/15/2025	720,000	713,164
Home Depot Inc/The 3.9% 12/6/2028 (c)	330,000	324,165
Home Depot Inc/The 4.75% 6/25/2029	900,000	909,620
Home Depot Inc/The 4.9% 4/15/2029 (c)	660,000	670,979
Lowe's Cos Inc 3.65% 4/5/2029	1,420,000	1,363,750
Lowe's Cos Inc 4.8% 4/1/2026	700,000	701,916
		7,374,847
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027 (c)	550,000	531,262
VF Corp 2.8% 4/23/2027	420,000	395,700
		926,962
TOTAL CONSUMER DISCRETIONARY		37,679,597

Consumer Staples - 1.2%
Beverages - 0.3%
Coca-Cola Co/The 1.45% 6/1/2027	610,000	569,891
Coca-Cola Co/The 2.9% 5/25/2027 (c)	760,000	736,333
Constellation Brands Inc 3.7% 12/6/2026 (c)	340,000	334,150
Constellation Brands Inc 4.35% 5/9/2027	250,000	248,327
Constellation Brands Inc 4.65% 11/15/2028 (c)	700,000	698,791
Constellation Brands Inc 4.8% 1/15/2029	240,000	240,559
Keurig Dr Pepper Inc 2.55% 9/15/2026	110,000	106,081
Keurig Dr Pepper Inc 3.4% 11/15/2025	150,000	148,234
Keurig Dr Pepper Inc 3.43% 6/15/2027	340,000	330,499
Keurig Dr Pepper Inc 4.597% 5/25/2028	1,300,000	1,297,523
Molson Coors Beverage Co 3% 7/15/2026	840,000	817,606
PepsiCo Inc 2.375% 10/6/2026 (c)	500,000	482,655
PepsiCo Inc 3% 10/15/2027	2,470,000	2,386,350
PepsiCo Inc 3.6% 2/18/2028	230,000	225,341
		8,622,340
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp 4.625% 11/1/2027	1,000,000	995,132
Dollar Tree Inc 4.2% 5/15/2028	940,000	918,830
Kroger Co/The 2.65% 10/15/2026	120,000	115,657
Kroger Co/The 3.5% 2/1/2026	200,000	197,240
Kroger Co/The 4.65% 9/15/2029	1,000,000	1,002,475
Sysco Corp 3.25% 7/15/2027 (c)	340,000	328,598
Sysco Corp 3.3% 7/15/2026	590,000	577,142
Target Corp 2.5% 4/15/2026 (c)	420,000	410,669
Target Corp 3.375% 4/15/2029	250,000	239,512
Walmart Inc 1.5% 9/22/2028 (c)	1,350,000	1,221,542
Walmart Inc 3.05% 7/8/2026	1,150,000	1,127,211
Walmart Inc 3.55% 6/26/2025	280,000	278,466
Walmart Inc 3.9% 4/15/2028 (c)	300,000	296,969
Walmart Inc 3.95% 9/9/2027 (c)	800,000	794,452
		8,503,895
Food Products - 0.3%
Bunge Ltd Fin Corp 3.25% 8/15/2026	600,000	585,602
Bunge Ltd Fin Corp 4.2% 9/17/2029	250,000	245,136
Conagra Brands Inc 1.375% 11/1/2027 (c)	270,000	245,957
Conagra Brands Inc 4.6% 11/1/2025	230,000	229,509
Conagra Brands Inc 4.85% 11/1/2028 (c)	1,000,000	1,001,875
General Mills Inc 4.2% 4/17/2028	940,000	926,882
General Mills Inc 4.875% 1/30/2030	180,000	180,934
Hershey Co/The 2.3% 8/15/2026	590,000	569,221
JM Smucker Co 3.375% 12/15/2027 (c)	360,000	348,679
Kellanova 3.4% 11/15/2027	450,000	435,403
Kraft Heinz Foods Co 3% 6/1/2026	430,000	419,465
Kraft Heinz Foods Co 3.875% 5/15/2027	800,000	785,930
McCormick & Co Inc/MD 3.4% 8/15/2027	390,000	379,107
Mondelez International Inc 2.625% 3/17/2027	500,000	479,141
The Campbell's Company 4.15% 3/15/2028	550,000	540,894
Tyson Foods Inc 3.55% 6/2/2027 (c)	550,000	535,524
Tyson Foods Inc 4% 3/1/2026	550,000	544,979
Tyson Foods Inc 5.4% 3/15/2029 (c)	320,000	326,794
		8,781,032
Household Products - 0.1%
Colgate-Palmolive Co 4.8% 3/2/2026	640,000	643,425
Kimberly-Clark Corp 1.05% 9/15/2027	450,000	411,163
Kimberly-Clark Corp 3.95% 11/1/2028 (c)	280,000	275,727
Procter & Gamble Co/The 0.55% 10/29/2025	640,000	618,282
Procter & Gamble Co/The 1% 4/23/2026	550,000	526,931
Procter & Gamble Co/The 2.85% 8/11/2027	1,080,000	1,042,561
Procter & Gamble Co/The 3.95% 1/26/2028 (c)	1,020,000	1,015,370
		4,533,459
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 4.375% 5/15/2028	250,000	248,666
Kenvue Inc 5.05% 3/22/2028 (c)	590,000	602,256
Kenvue Inc 5.35% 3/22/2026	220,000	222,314
		1,073,236
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026 (c)	390,000	376,610
Altria Group Inc 4.4% 2/14/2026	100,000	99,668
Altria Group Inc 4.8% 2/14/2029	780,000	778,893
Philip Morris International Inc 3.125% 8/17/2027 (c)	220,000	212,908
Philip Morris International Inc 3.375% 8/15/2029 (c)	440,000	417,149
Philip Morris International Inc 4.625% 11/1/2029 (c)	300,000	299,119
Philip Morris International Inc 4.875% 2/15/2028	500,000	504,383
Philip Morris International Inc 5.125% 11/17/2027 (c)	1,970,000	2,000,992
		4,689,722
TOTAL CONSUMER STAPLES		36,203,684

Energy - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026 (c)	660,000	628,807
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP 4.45% 7/15/2027	540,000	534,222
BP Capital Markets PLC 3.723% 11/28/2028	1,380,000	1,336,783
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	340,000	342,506
Cheniere Energy Inc 4.625% 10/15/2028	970,000	958,723
Chevron Corp 1.995% 5/11/2027 (c)	830,000	786,046
Chevron Corp 2.954% 5/16/2026	810,000	793,089
Chevron Corp 3.326% 11/17/2025	250,000	247,455
ConocoPhillips Co 4.7% 1/15/2030	430,000	430,869
ConocoPhillips Co 6.95% 4/15/2029	400,000	438,871
DCP Midstream Operating LP 5.375% 7/15/2025	64,000	64,106
DCP Midstream Operating LP 5.625% 7/15/2027 (c)	330,000	335,484
Diamondback Energy Inc 5.2% 4/18/2027	500,000	506,419
Energy Transfer LP 4.95% 6/15/2028	760,000	765,311
Energy Transfer LP 5.25% 7/1/2029 (c)	480,000	487,120
Energy Transfer LP 5.5% 6/1/2027	100,000	101,726
Energy Transfer LP 5.95% 12/1/2025 (c)	370,000	372,897
Energy Transfer LP 6.1% 12/1/2028 (c)	1,460,000	1,529,355
EnLink Midstream LLC 5.375% 6/1/2029	170,000	172,432
Enterprise Products Operating LLC 4.15% 10/16/2028	240,000	236,305
Enterprise Products Operating LLC 5.05% 1/10/2026	2,000,000	2,010,348
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	250,000	243,758
Eqt Corp 3.9% 10/1/2027	250,000	244,340
Eqt Corp 5.7% 4/1/2028	380,000	388,629
Exxon Mobil Corp 2.275% 8/16/2026	650,000	628,048
Hess Corp 4.3% 4/1/2027	350,000	347,461
Kinder Morgan Inc 1.75% 11/15/2026	610,000	577,388
Kinder Morgan Inc 4.3% 3/1/2028	410,000	405,326
Kinder Morgan Inc 5.1% 8/1/2029	280,000	283,471
Marathon Oil Corp 4.4% 7/15/2027	390,000	388,342
Marathon Oil Corp 5.3% 4/1/2029	140,000	144,159
MPLX LP 1.75% 3/1/2026 (c)	840,000	808,566
MPLX LP 4% 3/15/2028	1,070,000	1,045,283
MPLX LP 4.25% 12/1/2027 (c)	580,000	572,617
Occidental Petroleum Corp 5.2% 8/1/2029 (c)	500,000	501,735
Occidental Petroleum Corp 6.375% 9/1/2028	110,000	114,548
Occidental Petroleum Corp 8.5% 7/15/2027 (c)	770,000	826,647
ONEOK Inc 4.25% 9/24/2027	692,000	684,680
ONEOK Inc 4.4% 10/15/2029	640,000	628,799
ONEOK Inc 4.55% 7/15/2028	590,000	586,872
ONEOK Inc 5.85% 1/15/2026	520,000	525,011
Ovintiv Inc 5.65% 5/15/2028 (c)	580,000	591,616
Phillips 66 Co 3.55% 10/1/2026	390,000	382,530
Pioneer Natural Resources Co 1.125% 1/15/2026	270,000	259,985
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	230,000	229,255
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	140,000	139,771
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	400,000	393,825
Sabine Pass Liquefaction LLC 5% 3/15/2027	790,000	793,299
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	450,000	455,079
Schlumberger Investment SA 4.5% 5/15/2028	320,000	320,235
Shell International Finance BV 2.875% 5/10/2026	960,000	938,137
Shell International Finance BV 3.875% 11/13/2028	710,000	697,475
Targa Resources Corp 6.15% 3/1/2029	650,000	682,499
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.5% 7/15/2027	710,000	717,213
Tennessee Gas Pipeline Co LLC 7% 3/15/2027	540,000	566,246
Valero Energy Corp 4% 4/1/2029	480,000	465,796
Valero Energy Partners LP 4.5% 3/15/2028	230,000	228,207
Western Gas Partners LP 4.5% 3/1/2028	410,000	402,646
Western Gas Partners LP 4.75% 8/15/2028 (c)	240,000	237,163
Williams Cos Inc/The 3.75% 6/15/2027	1,990,000	1,946,943
Williams Cos Inc/The 4% 9/15/2025 (c)	760,000	755,132
Williams Cos Inc/The 4.9% 3/15/2029	200,000	200,784
		33,799,583
TOTAL ENERGY		34,428,390

Financials - 8.2%
Banks - 3.8%
Bank of America Corp 1.319% 6/19/2026 (b)	1,000,000	981,068
Bank of America Corp 1.658% 3/11/2027 (b)	820,000	787,963
Bank of America Corp 1.734% 7/22/2027 (b)	3,260,000	3,102,498
Bank of America Corp 2.015% 2/13/2026 (b)	1,250,000	1,242,499
Bank of America Corp 3.194% 7/23/2030 (b)	2,980,000	2,777,132
Bank of America Corp 3.419% 12/20/2028 (b)	1,540,000	1,480,017
Bank of America Corp 3.593% 7/21/2028 (b)	1,120,000	1,087,220
Bank of America Corp 3.875% 8/1/2025 (c)	2,130,000	2,120,542
Bank of America Corp 3.974% 2/7/2030 (b)	500,000	483,497
Bank of America Corp 4.25% 10/22/2026 (c)	2,030,000	2,011,746
Bank of America Corp 4.376% 4/27/2028 (b)(c)	1,900,000	1,884,216
Bank of America Corp 4.948% 7/22/2028 (b)	1,200,000	1,205,895
Bank of America Corp 5.08% 1/20/2027 (b)	1,100,000	1,103,133
Bank of America Corp 5.202% 4/25/2029 (b)	750,000	759,020
Bank of America Corp 5.819% 9/15/2029 (b)	2,000,000	2,070,701
Bank of America Corp 6.204% 11/10/2028 (b)	800,000	832,733
Bank of America NA 5.526% 8/18/2026 (c)	1,710,000	1,737,532
Citibank NA 4.929% 8/6/2026	4,250,000	4,272,695
Citibank NA 5.803% 9/29/2028	760,000	791,500
Citigroup Inc 1.122% 1/28/2027 (b)(c)	2,100,000	2,011,610
Citigroup Inc 1.462% 6/9/2027 (b)(c)	2,200,000	2,091,912
Citigroup Inc 3.106% 4/8/2026 (b)	2,040,000	2,027,391
Citigroup Inc 3.52% 10/27/2028 (b)	1,650,000	1,593,338
Citigroup Inc 3.668% 7/24/2028 (b)	590,000	572,947
Citigroup Inc 3.887% 1/10/2028 (b)	1,130,000	1,109,177
Citigroup Inc 4.075% 4/23/2029 (b)(c)	650,000	635,704
Citigroup Inc 4.125% 7/25/2028	480,000	469,177
Citigroup Inc 4.45% 9/29/2027	350,000	346,253
Citigroup Inc 4.542% 9/19/2030 (b)	290,000	285,563
Citigroup Inc 4.6% 3/9/2026	750,000	747,630
Citigroup Inc 5.5% 9/13/2025	1,500,000	1,506,595
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (b)	540,000	536,588
Citizens Financial Group Inc 5.841% 1/23/2030 (b)(c)	370,000	379,997
Comerica Inc 5.982% 1/30/2030 (b)	530,000	540,991
Fifth Third Bancorp 1.707% 11/1/2027 (b)	250,000	236,046
Fifth Third Bancorp 3.95% 3/14/2028	930,000	906,018
Fifth Third Bancorp 4.895% 9/6/2030 (b)	500,000	497,874
Fifth Third Bancorp 6.361% 10/27/2028 (b)	500,000	519,244
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	620,000	627,095
Huntington National Bank/The 4.552% 5/17/2028 (b)	590,000	586,129
JPMorgan Chase & Co 1.04% 2/4/2027 (b)	1,500,000	1,435,768
JPMorgan Chase & Co 1.045% 11/19/2026 (b)(c)	470,000	453,666
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	690,000	650,946
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	3,211,000	3,072,470
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	1,500,000	1,483,902
JPMorgan Chase & Co 3.2% 6/15/2026	150,000	147,082
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	510,000	496,183
JPMorgan Chase & Co 3.625% 12/1/2027 (c)	450,000	437,650
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	260,000	248,570
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	1,960,000	1,914,408
JPMorgan Chase & Co 4.125% 12/15/2026 (c)	1,480,000	1,466,518
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	3,000,000	2,969,654
JPMorgan Chase & Co 4.851% 7/25/2028 (b)(c)	3,700,000	3,706,658
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	250,000	251,804
JPMorgan Chase & Co 5.012% 1/23/2030 (b)	4,970,000	5,005,505
JPMorgan Chase & Co 5.581% 4/22/2030 (b)	3,000,000	3,088,705
KeyCorp 2.25% 4/6/2027	50,000	47,121
M&T Bank Corp 7.413% 10/30/2029 (b)	180,000	194,186
Manufacturers & Traders Trust Co 4.7% 1/27/2028	1,220,000	1,214,123
Morgan Stanley Bank NA 4.754% 4/21/2026	2,450,000	2,456,320
PNC Financial Services Group Inc/The 1.15% 8/13/2026	900,000	850,386
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (b)(c)	1,000,000	1,011,571
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	160,000	162,785
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (b)	450,000	461,217
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	1,650,000	1,690,989
Regions Financial Corp 5.722% 6/6/2030 (b)	380,000	389,014
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	500,000	474,423
Santander Holdings USA Inc 4.5% 7/17/2025	1,270,000	1,265,236
Santander Holdings USA Inc 5.353% 9/6/2030 (b)	290,000	289,486
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	420,000	432,761
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	550,000	573,775
Synchrony Bank 5.4% 8/22/2025	250,000	250,239
Synchrony Bank 5.625% 8/23/2027	500,000	505,139
Truist Financial Corp 1.2% 8/5/2025	1,100,000	1,074,736
Truist Financial Corp 1.267% 3/2/2027 (b)	937,000	896,719
Truist Financial Corp 6.047% 6/8/2027 (b)	2,000,000	2,035,092
Truist Financial Corp 7.161% 10/30/2029 (b)	1,100,000	1,183,726
US Bancorp 2.375% 7/22/2026 (c)	380,000	367,282
US Bancorp 3.95% 11/17/2025 (c)	2,530,000	2,513,903
US Bancorp 5.1% 7/23/2030 (b)	1,530,000	1,543,557
US Bancorp 5.727% 10/21/2026 (b)	1,000,000	1,007,491
US Bancorp 5.775% 6/12/2029 (b)	1,260,000	1,299,143
Wells Fargo & Co 2.188% 4/30/2026 (b)	510,000	504,416
Wells Fargo & Co 2.393% 6/2/2028 (b)	2,160,000	2,037,615
Wells Fargo & Co 2.879% 10/30/2030 (b)	3,000,000	2,740,993
Wells Fargo & Co 3% 10/23/2026	100,000	96,999
Wells Fargo & Co 3.196% 6/17/2027 (b)	2,580,000	2,516,827
Wells Fargo & Co 3.526% 3/24/2028 (b)	500,000	486,045
Wells Fargo & Co 3.55% 9/29/2025	1,350,000	1,338,690
Wells Fargo & Co 3.584% 5/22/2028 (b)(c)	600,000	582,721
Wells Fargo & Co 3.908% 4/25/2026 (b)(c)	1,200,000	1,195,348
Wells Fargo & Co 4.1% 6/3/2026	460,000	455,403
Wells Fargo & Co 4.54% 8/15/2026 (b)	2,000,000	1,995,298
Wells Fargo & Co 5.198% 1/23/2030 (b)(c)	970,000	983,483
Wells Fargo & Co 5.574% 7/25/2029 (b)(c)	600,000	615,109
		115,527,742
Capital Markets - 2.1%
Affiliated Managers Group Inc 3.5% 8/1/2025	130,000	128,778
Ares Capital Corp 2.15% 7/15/2026	100,000	95,235
Ares Capital Corp 2.875% 6/15/2028 (c)	750,000	690,852
Ares Capital Corp 3.25% 7/15/2025	150,000	148,245
Ares Capital Corp 3.875% 1/15/2026	800,000	789,185
Ares Capital Corp 5.875% 3/1/2029	580,000	588,861
Ares Capital Corp 5.95% 7/15/2029	300,000	305,259
Ares Strategic Income Fund 5.6% 2/15/2030 (d)	300,000	297,062
Bank of New York Mellon Corp/The 0.75% 1/28/2026 (c)	540,000	517,551
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	2,000,000	1,993,740
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	1,000,000	999,258
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	300,000	303,353
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	210,000	222,535
Bank of New York Mellon/The 5.148% 5/22/2026 (b)	1,840,000	1,843,043
BlackRock Funding Inc 4.6% 7/26/2027 (c)	1,050,000	1,057,334
Blackstone Private Credit Fund 2.625% 12/15/2026	470,000	445,191
Blackstone Private Credit Fund 3.25% 3/15/2027	360,000	344,028
Blackstone Private Credit Fund 5.25% 4/1/2030 (d)	90,000	88,261
Blackstone Private Credit Fund 5.95% 7/16/2029	500,000	507,646
Blackstone Private Credit Fund 7.3% 11/27/2028	230,000	243,536
Blackstone Secured Lending Fund 5.35% 4/13/2028	1,000,000	1,000,295
Blue Owl Capital Corp 2.875% 6/11/2028	130,000	118,724
Blue Owl Capital Corp 5.95% 3/15/2029	1,000,000	1,008,466
Charles Schwab Corp/The 0.9% 3/11/2026	940,000	896,709
Charles Schwab Corp/The 2.45% 3/3/2027 (c)	1,020,000	974,946
Charles Schwab Corp/The 3.25% 5/22/2029 (c)	640,000	605,278
Charles Schwab Corp/The 5.643% 5/19/2029 (b)	490,000	503,774
Charles Schwab Corp/The 5.875% 8/24/2026	1,000,000	1,020,265
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	460,000	484,421
Goldman Sachs BDC Inc 6.375% 3/11/2027	570,000	586,178
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (b)	550,000	545,696
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,400,000	1,347,987
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (b)	1,660,000	1,590,633
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	3,320,000	3,143,846
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)(c)	890,000	866,570
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	500,000	486,651
Goldman Sachs Group Inc/The 3.75% 2/25/2026	1,170,000	1,157,086
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (b)	1,020,000	987,784
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	750,000	735,966
Goldman Sachs Group Inc/The 4.25% 10/21/2025	370,000	368,141
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	1,640,000	1,627,172
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	1,190,000	1,196,319
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (b)	1,500,000	1,548,186
Golub Capital BDC Inc 6% 7/15/2029	470,000	473,508
HPS Corporate Lending Fund 6.25% 9/30/2029 (d)	100,000	101,430
HPS Corporate Lending Fund 6.75% 1/30/2029 (d)	200,000	206,524
Intercontinental Exchange Inc 3.1% 9/15/2027 (c)	1,060,000	1,020,964
Intercontinental Exchange Inc 3.625% 9/1/2028	640,000	617,571
Jefferies Financial Group Inc 4.85% 1/15/2027	300,000	300,664
Jefferies Financial Group Inc 5.875% 7/21/2028	290,000	299,018
Lazard Group LLC 4.5% 9/19/2028 (c)	460,000	453,969
LPL Holdings Inc 6.75% 11/17/2028 (c)	590,000	625,445
Moody's Corp 4.25% 2/1/2029 (c)	250,000	247,598
Morgan Stanley 0.985% 12/10/2026 (b)	1,600,000	1,538,087
Morgan Stanley 1.512% 7/20/2027 (b)	4,650,000	4,408,172
Morgan Stanley 1.593% 5/4/2027 (b)	3,080,000	2,943,005
Morgan Stanley 3.591% 7/22/2028 (b)	1,350,000	1,306,912
Morgan Stanley 4.35% 9/8/2026	120,000	119,116
Morgan Stanley 4.431% 1/23/2030 (b)	460,000	453,011
Morgan Stanley 4.654% 10/18/2030 (b)	200,000	198,228
Morgan Stanley 5% 11/24/2025 (c)	1,248,000	1,249,379
Morgan Stanley 5.042% 7/19/2030 (b)(c)	1,470,000	1,480,699
Morgan Stanley 5.123% 2/1/2029 (b)	1,500,000	1,514,704
Morgan Stanley 5.164% 4/20/2029 (b)	820,000	828,792
Morgan Stanley 5.656% 4/18/2030 (b)	1,600,000	1,647,890
Morgan Stanley 6.25% 8/9/2026	140,000	143,615
Morgan Stanley Direct Lending Fund 6.15% 5/17/2029 (d)	1,000,000	1,009,987
Nasdaq Inc 3.85% 6/30/2026	270,000	266,636
Nasdaq Inc 5.35% 6/28/2028	300,000	306,883
Northern Trust Corp 3.375% 5/8/2032 (b)	250,000	240,111
S&P Global Inc 2.45% 3/1/2027	650,000	622,084
S&P Global Inc 2.7% 3/1/2029	870,000	808,932
S&P Global Inc 4.75% 8/1/2028	240,000	241,926
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	160,000	162,789
Sixth Street Specialty Lending Inc 6.95% 8/14/2028	120,000	125,850
State Street Corp 1.684% 11/18/2027 (b)	450,000	425,266
State Street Corp 4.857% 1/26/2026 (b)	1,000,000	999,738
State Street Corp 5.684% 11/21/2029 (b)(c)	220,000	228,279
		62,026,828
Consumer Finance - 1.2%
Ally Financial Inc 2.2% 11/2/2028 (c)	870,000	784,134
Ally Financial Inc 6.848% 1/3/2030 (b)	220,000	230,344
Ally Financial Inc 6.992% 6/13/2029 (b)	270,000	283,414
American Express Co 3.3% 5/3/2027 (c)	540,000	524,033
American Express Co 3.95% 8/1/2025	1,500,000	1,492,933
American Express Co 5.282% 7/27/2029 (b)	240,000	244,079
American Express Co 5.532% 4/25/2030 (b)	520,000	534,231
American Express Co 5.85% 11/5/2027 (c)	3,980,000	4,119,199
Capital One Financial Corp 3.75% 7/28/2026	340,000	333,229
Capital One Financial Corp 3.8% 1/31/2028	130,000	125,935
Capital One Financial Corp 4.2% 10/29/2025	640,000	635,883
Capital One Financial Corp 4.927% 5/10/2028 (b)	1,660,000	1,660,354
Capital One Financial Corp 5.247% 7/26/2030 (b)	760,000	764,080
Capital One Financial Corp 5.468% 2/1/2029 (b)	2,030,000	2,053,578
Discover Financial Services 4.1% 2/9/2027	1,340,000	1,322,120
Discover Financial Services 4.5% 1/30/2026	100,000	99,559
Ford Motor Credit Co LLC 4.95% 5/28/2027 (c)	600,000	596,058
Ford Motor Credit Co LLC 5.303% 9/6/2029	350,000	346,586
Ford Motor Credit Co LLC 5.8% 3/8/2029	500,000	504,940
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,770,000	3,945,981
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,005,000	1,047,989
GE Capital International Funding Co Unlimited Co 3.373% 11/15/2025	550,000	542,654
John Deere Capital Corp 1.5% 3/6/2028 (c)	1,380,000	1,259,349
John Deere Capital Corp 2.35% 3/8/2027	1,260,000	1,204,599
John Deere Capital Corp 2.8% 9/8/2027 (c)	1,000,000	959,369
John Deere Capital Corp 4.75% 1/20/2028 (c)	1,400,000	1,414,865
John Deere Capital Corp 4.9% 3/3/2028	300,000	304,628
John Deere Capital Corp 4.95% 7/14/2028 (c)	600,000	610,498
Synchrony Financial 3.7% 8/4/2026	220,000	215,045
Synchrony Financial 4.5% 7/23/2025	448,000	446,424
Synchrony Financial 5.935% 8/2/2030 (b)	340,000	347,272
Toyota Motor Credit Corp 0.8% 1/9/2026 (c)	1,120,000	1,075,356
Toyota Motor Credit Corp 0.8% 10/16/2025	560,000	542,593
Toyota Motor Credit Corp 3% 4/1/2025	860,000	854,429
Toyota Motor Credit Corp 3.95% 6/30/2025	1,500,000	1,493,894
Toyota Motor Credit Corp 4.55% 8/9/2029	925,000	924,364
Toyota Motor Credit Corp 4.65% 1/5/2029	230,000	231,041
Toyota Motor Credit Corp 5.4% 11/10/2025	1,500,000	1,510,880
		35,585,919
Financial Services - 0.8%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	220,000	210,870
Berkshire Hathaway Inc 3.125% 3/15/2026	1,120,000	1,101,802
Blue Owl Credit Income Corp 5.8% 3/15/2030 (d)	170,000	168,573
Blue Owl Credit Income Corp 7.75% 1/15/2029	700,000	747,815
BP Capital Markets America Inc 3.017% 1/16/2027	1,060,000	1,029,076
BP Capital Markets America Inc 3.41% 2/11/2026	790,000	779,881
BP Capital Markets America Inc 5.017% 11/17/2027	1,620,000	1,643,648
CNH Industrial Capital LLC 5.1% 4/20/2029	230,000	232,701
CNH Industrial Capital LLC 5.5% 1/12/2029	660,000	676,967
Corebridge Financial Inc 3.65% 4/5/2027	540,000	526,737
Corebridge Financial Inc 6.875% 12/15/2052 (b)	540,000	552,735
Enact Holdings Inc 6.25% 5/28/2029	300,000	307,645
Equitable Holdings Inc 4.35% 4/20/2028 (c)	600,000	591,942
Essent Group Ltd 6.25% 7/1/2029	300,000	308,938
Fidelity National Information Services Inc 1.15% 3/1/2026	609,000	582,472
Fidelity National Information Services Inc 1.65% 3/1/2028	500,000	454,000
Fiserv Inc 3.2% 7/1/2026	280,000	273,606
Fiserv Inc 3.5% 7/1/2029	950,000	900,985
Fiserv Inc 3.85% 6/1/2025	100,000	99,375
Fiserv Inc 5.15% 3/15/2027	840,000	850,134
Fiserv Inc 5.375% 8/21/2028 (c)	890,000	908,939
Global Payments Inc 1.2% 3/1/2026	1,157,000	1,105,592
Global Payments Inc 2.15% 1/15/2027	200,000	189,836
Global Payments Inc 3.2% 8/15/2029	530,000	490,870
Global Payments Inc 4.95% 8/15/2027	160,000	160,772
Jackson Financial Inc 5.17% 6/8/2027	180,000	181,470
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	590,000	591,380
Mastercard Inc 2.95% 6/1/2029 (c)	680,000	639,621
Mastercard Inc 3.3% 3/26/2027	800,000	782,138
National Rural Utilities Cooperative Finance Corp 3.9% 11/1/2028	240,000	234,124
National Rural Utilities Cooperative Finance Corp 4.45% 3/13/2026	1,500,000	1,496,481
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029 (c)	690,000	697,328
NMI Holdings Inc 6% 8/15/2029	300,000	304,196
PayPal Holdings Inc 2.85% 10/1/2029	620,000	574,056
PayPal Holdings Inc 3.9% 6/1/2027	170,000	168,003
Radian Group Inc 6.2% 5/15/2029	300,000	309,763
Rexford Industrial Realty LP 5% 6/15/2028	110,000	110,318
Sixth Street Lending Partners 6.5% 3/11/2029 (d)	270,000	274,802
Visa Inc 0.75% 8/15/2027 (c)	600,000	547,773
Visa Inc 2.75% 9/15/2027	340,000	326,868
Visa Inc 3.15% 12/14/2025	2,600,000	2,565,811
Voya Financial Inc 3.65% 6/15/2026	140,000	137,575
Voya Financial Inc 4.7% 1/23/2048 (b)	130,000	120,983
Western Union Co/The 1.35% 3/15/2026	330,000	314,972
		25,273,573
Insurance - 0.3%
AFLAC Inc 2.875% 10/15/2026 (c)	230,000	223,142
Allstate Corp/The 0.75% 12/15/2025 (c)	590,000	567,087
Allstate Corp/The 5.05% 6/24/2029	350,000	354,955
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.7231% 8/15/2053 (b)(e)	320,000	320,796
American International Group Inc 5.75% 4/1/2048 (b)	280,000	278,364
Aon Corp 8.205% 1/1/2027	230,000	242,938
Aon Global Ltd 3.875% 12/15/2025	570,000	564,972
Aon North America Inc 5.15% 3/1/2029 (c)	1,000,000	1,015,963
Assurant Inc 4.9% 3/27/2028	110,000	109,980
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	200,000	209,768
Athene Holding Ltd 4.125% 1/12/2028	320,000	313,558
Brighthouse Financial Inc 3.7% 6/22/2027	300,000	292,314
Chubb INA Holdings LLC 3.35% 5/3/2026	620,000	610,363
CNA Financial Corp 3.45% 8/15/2027 (c)	400,000	387,735
CNA Financial Corp 4.5% 3/1/2026	510,000	508,524
Globe Life Inc 4.55% 9/15/2028	180,000	178,625
Markel Group Inc 3.5% 11/1/2027	410,000	396,593
Marsh & McLennan Cos Inc 4.375% 3/15/2029	560,000	555,526
Marsh & McLennan Cos Inc 4.65% 3/15/2030	500,000	500,223
Principal Financial Group Inc 3.7% 5/15/2029	310,000	297,877
Progressive Corp/The 2.5% 3/15/2027	800,000	766,532
Prudential Financial Inc 1.5% 3/10/2026	160,000	154,086
Prudential Financial Inc 4.5% 9/15/2047 (b)(c)	600,000	581,977
Trinity Acq PLC 4.4% 3/15/2026	470,000	466,777
Willis North America Inc 4.5% 9/15/2028 (c)	390,000	386,771
Willis North America Inc 4.65% 6/15/2027	300,000	299,149
		10,584,595
TOTAL FINANCIALS		248,998,657

Health Care - 2.1%
Biotechnology - 0.3%
AbbVie Inc 2.95% 11/21/2026	1,830,000	1,777,359
AbbVie Inc 3.2% 5/14/2026	100,000	98,180
AbbVie Inc 4.8% 3/15/2029	2,030,000	2,047,735
Amgen Inc 3.2% 11/2/2027 (c)	1,460,000	1,409,704
Amgen Inc 4.05% 8/18/2029	450,000	437,878
Amgen Inc 5.15% 3/2/2028	1,720,000	1,745,812
Gilead Sciences Inc 2.95% 3/1/2027	110,000	106,413
Gilead Sciences Inc 3.65% 3/1/2026	210,000	207,439
Gilead Sciences Inc 4.8% 11/15/2029	550,000	553,006
		8,383,526
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 1.15% 1/30/2028	620,000	563,989
Abbott Laboratories 3.875% 9/15/2025	670,000	667,107
Baxter International Inc 1.915% 2/1/2027 (c)	1,540,000	1,451,021
Becton Dickinson & Co 3.7% 6/6/2027	610,000	597,746
Becton Dickinson & Co 5.081% 6/7/2029 (c)	700,000	710,412
GE HealthCare Technologies Inc 4.8% 8/14/2029	270,000	270,523
GE HealthCare Technologies Inc 5.65% 11/15/2027	890,000	915,621
Medtronic Global Holdings SCA 4.25% 3/30/2028	290,000	288,840
Solventum Corp 5.4% 3/1/2029 (d)	690,000	699,779
Stryker Corp 4.25% 9/11/2029	600,000	592,134
Zimmer Biomet Holdings Inc 3.05% 1/15/2026	250,000	245,830
Zimmer Biomet Holdings Inc 5.35% 12/1/2028	220,000	225,371
		7,228,373
Health Care Providers & Services - 0.8%
Cardinal Health Inc 3.41% 6/15/2027 (c)	730,000	709,042
Cardinal Health Inc 5.125% 2/15/2029	130,000	131,769
Cencora Inc 3.45% 12/15/2027	150,000	145,108
Centene Corp 4.25% 12/15/2027	1,890,000	1,827,645
Cigna Group/The 1.25% 3/15/2026	1,280,000	1,225,023
Cigna Group/The 4.375% 10/15/2028	910,000	901,508
Cigna Group/The 4.5% 2/25/2026	130,000	129,748
Cigna Group/The 5% 5/15/2029	470,000	475,119
CVS Health Corp 1.3% 8/21/2027 (c)	2,020,000	1,839,714
CVS Health Corp 2.875% 6/1/2026 (c)	530,000	514,941
CVS Health Corp 3% 8/15/2026	560,000	542,973
CVS Health Corp 3.25% 8/15/2029	370,000	342,214
CVS Health Corp 4.3% 3/25/2028	2,060,000	2,020,485
Elevance Health Inc 3.65% 12/1/2027	460,000	448,148
Elevance Health Inc 4.75% 2/15/2030 (c)	230,000	230,090
Elevance Health Inc 5.15% 6/15/2029 (c)	750,000	761,638
HCA Inc 4.125% 6/15/2029 (c)	1,470,000	1,419,057
HCA Inc 4.5% 2/15/2027	820,000	813,666
HCA Inc 5.25% 6/15/2026	1,730,000	1,734,537
HCA Inc 5.375% 9/1/2026	260,000	261,294
Humana Inc 1.35% 2/3/2027 (c)	1,115,000	1,036,795
Humana Inc 3.125% 8/15/2029 (c)	380,000	352,304
Icon Investments Six DAC 5.849% 5/8/2029	245,000	251,659
Laboratory Corp of America Holdings 3.6% 9/1/2027	800,000	780,621
McKesson Corp 1.3% 8/15/2026	640,000	606,845
Sabra Health Care LP 3.9% 10/15/2029	140,000	131,828
Sabra Health Care LP 5.125% 8/15/2026	210,000	210,157
UnitedHealth Group Inc 1.15% 5/15/2026	886,000	844,604
UnitedHealth Group Inc 2.95% 10/15/2027	1,330,000	1,279,392
UnitedHealth Group Inc 3.875% 12/15/2028	300,000	293,528
UnitedHealth Group Inc 4.25% 1/15/2029	570,000	564,903
UnitedHealth Group Inc 5.25% 2/15/2028	1,250,000	1,279,308
Universal Health Services Inc 1.65% 9/1/2026 (c)	270,000	255,216
Universal Health Services Inc 4.625% 10/15/2029	160,000	155,924
		24,516,803
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	740,000	733,919
Thermo Fisher Scientific Inc 1.75% 10/15/2028	130,000	117,771
Thermo Fisher Scientific Inc 2.6% 10/1/2029	480,000	441,173
Thermo Fisher Scientific Inc 4.8% 11/21/2027	740,000	748,163
Thermo Fisher Scientific Inc 5% 12/5/2026	330,000	333,139
		2,374,165
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 0.75% 11/13/2025	1,100,000	1,061,923
Bristol-Myers Squibb Co 3.2% 6/15/2026	296,000	290,539
Bristol-Myers Squibb Co 3.4% 7/26/2029	760,000	723,545
Bristol-Myers Squibb Co 4.9% 2/22/2029	1,700,000	1,724,251
Eli Lilly & Co 4.2% 8/14/2029	860,000	852,379
Haleon US Capital LLC 3.375% 3/24/2027	1,230,000	1,196,420
Johnson & Johnson 0.55% 9/1/2025	1,000,000	970,862
Johnson & Johnson 0.95% 9/1/2027 (c)	580,000	532,515
Johnson & Johnson 2.45% 3/1/2026	640,000	625,140
Johnson & Johnson 2.9% 1/15/2028 (c)	1,120,000	1,076,627
Merck & Co Inc 1.7% 6/10/2027 (c)	2,000,000	1,877,960
Merck & Co Inc 1.9% 12/10/2028 (c)	250,000	227,072
Novartis Capital Corp 2% 2/14/2027	580,000	552,205
Novartis Capital Corp 3% 11/20/2025	1,010,000	995,443
Novartis Capital Corp 3.1% 5/17/2027	120,000	116,658
Pfizer Inc 2.75% 6/3/2026 (c)	620,000	604,612
Pfizer Inc 3% 12/15/2026	110,000	106,908
Pfizer Inc 3.6% 9/15/2028 (c)	410,000	399,181
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	2,300,000	2,294,744
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	11,000	10,746
Utah Acquisition Sub Inc 3.95% 6/15/2026	760,000	748,264
Viatris Inc 2.3% 6/22/2027 (c)	390,000	365,905
Zoetis Inc 3% 9/12/2027 (c)	480,000	461,377
Zoetis Inc 3.9% 8/20/2028	1,050,000	1,024,846
		18,840,122
TOTAL HEALTH CARE		61,342,989

Industrials - 1.6%
Aerospace & Defense - 0.5%
Boeing Co 2.196% 2/4/2026	2,740,000	2,647,980
Boeing Co 2.75% 2/1/2026	350,000	340,456
Boeing Co 3.1% 5/1/2026	100,000	97,091
Boeing Co 3.2% 3/1/2029	1,280,000	1,180,935
Boeing Co 3.25% 2/1/2028	800,000	756,198
General Dynamics Corp 2.125% 8/15/2026	180,000	173,410
General Dynamics Corp 2.625% 11/15/2027 (c)	500,000	475,968
General Dynamics Corp 3.25% 4/1/2025	120,000	119,364
Howmet Aerospace Inc 3% 1/15/2029 (c)	500,000	466,762
Huntington Ingalls Industries Inc 2.043% 8/16/2028	750,000	677,449
L3Harris Technologies Inc 4.4% 6/15/2028	720,000	712,737
L3Harris Technologies Inc 5.4% 1/15/2027	800,000	813,200
Lockheed Martin Corp 3.55% 1/15/2026	376,000	372,096
Lockheed Martin Corp 5.1% 11/15/2027 (c)	350,000	356,862
Northrop Grumman Corp 3.2% 2/1/2027	600,000	583,638
Northrop Grumman Corp 4.6% 2/1/2029	190,000	190,042
RTX Corp 3.5% 3/15/2027	1,010,000	985,417
RTX Corp 3.95% 8/16/2025	1,320,000	1,314,046
RTX Corp 5.75% 1/15/2029 (c)	1,000,000	1,042,334
		13,305,985
Air Freight & Logistics - 0.1%
FedEx Corp 3.1% 8/5/2029	510,000	477,438
FedEx Corp 3.25% 4/1/2026	310,000	304,635
FedEx Corp 3.4% 2/15/2028	100,000	96,626
United Parcel Service Inc 2.4% 11/15/2026	210,000	202,215
United Parcel Service Inc 3.05% 11/15/2027 (c)	530,000	510,948
		1,591,862
Building Products - 0.0%
Carrier Global Corp 2.493% 2/15/2027	540,000	516,618
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	500,000	515,655
Owens Corning 3.4% 8/15/2026	260,000	254,166
		1,286,439
Commercial Services & Supplies - 0.1%
Republic Services Inc 2.9% 7/1/2026	530,000	516,631
Republic Services Inc 3.95% 5/15/2028	300,000	293,581
Republic Services Inc 5% 11/15/2029	500,000	507,347
Waste Management Inc 0.75% 11/15/2025 (c)	290,000	279,646
Waste Management Inc 4.65% 3/15/2030	900,000	898,725
Waste Management Inc 4.875% 2/15/2029 (c)	410,000	415,919
Waste Management Inc 4.95% 7/3/2027 (c)	440,000	445,054
		3,356,903
Electrical Equipment - 0.1%
Emerson Electric Co 2% 12/21/2028	600,000	545,259
Hubbell Inc 3.15% 8/15/2027	260,000	249,787
Hubbell Inc 3.35% 3/1/2026	110,000	108,171
Regal Rexnord Corp 6.05% 2/15/2026	950,000	959,344
Regal Rexnord Corp 6.05% 4/15/2028	220,000	226,262
		2,088,823
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	100,000	97,263
CSX Corp 3.25% 6/1/2027 (c)	340,000	330,487
CSX Corp 3.35% 11/1/2025	760,000	750,758
CSX Corp 4.25% 3/15/2029	290,000	287,084
Norfolk Southern Corp 2.9% 6/15/2026	490,000	477,788
Norfolk Southern Corp 7.8% 5/15/2027	320,000	343,743
Ryder System Inc 5.5% 6/1/2029	1,000,000	1,026,899
Union Pacific Corp 2.15% 2/5/2027	100,000	95,324
Union Pacific Corp 2.75% 3/1/2026	740,000	724,026
Union Pacific Corp 3.75% 7/15/2025	120,000	119,350
Union Pacific Corp 6.625% 2/1/2029	730,000	791,023
		5,043,745
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	250,000	239,763
3M Co 2.375% 8/26/2029 (c)	600,000	543,215
3M Co 2.65% 4/15/2025	55,000	54,545
3M Co 2.875% 10/15/2027 (c)	410,000	392,563
3M Co 3% 8/7/2025	350,000	345,906
3M Co 3.625% 9/14/2028 (c)	460,000	445,875
Honeywell International Inc 1.1% 3/1/2027 (c)	330,000	307,144
Honeywell International Inc 2.5% 11/1/2026	410,000	396,011
Honeywell International Inc 2.7% 8/15/2029 (c)	650,000	602,948
Honeywell International Inc 4.95% 2/15/2028 (c)	350,000	356,109
Trane Technologies Financing Ltd 3.5% 3/21/2026	530,000	522,107
		4,206,186
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027 (c)	680,000	624,305
Caterpillar Financial Services Corp 1.15% 9/14/2026	420,000	397,110
Caterpillar Financial Services Corp 1.7% 1/8/2027	370,000	350,242
Caterpillar Financial Services Corp 4.85% 2/27/2029 (c)	440,000	446,178
Caterpillar Financial Services Corp 5% 5/14/2027	1,530,000	1,552,278
Eaton Corp 4.35% 5/18/2028 (c)	390,000	389,987
Ingersoll Rand Inc 5.176% 6/15/2029	600,000	610,259
Ingersoll Rand Inc 5.4% 8/14/2028	470,000	480,880
Parker-Hannifin Corp 4.25% 9/15/2027	1,600,000	1,589,743
Stanley Black & Decker Inc 3.4% 3/1/2026	610,000	599,629
Stanley Black & Decker Inc 6% 3/6/2028 (c)	1,310,000	1,365,112
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	280,000	272,930
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (f)	660,000	657,481
		9,336,134
Passenger Airlines - 0.0%
Southwest Airlines Co 5.125% 6/15/2027	870,000	877,310
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	128,000	127,707
		1,005,017
Professional Services - 0.0%
Automatic Data Processing Inc 3.375% 9/15/2025	420,000	416,056
Leidos Inc 3.625% 5/15/2025	210,000	208,878
		624,934
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.1% 9/1/2028	530,000	481,449
Air Lease Corp 2.2% 1/15/2027	280,000	265,787
Air Lease Corp 3.375% 7/1/2025	2,230,000	2,210,729
Air Lease Corp 3.625% 12/1/2027	570,000	551,608
Air Lease Corp 3.625% 4/1/2027 (c)	180,000	174,192
Air Lease Corp 5.3% 6/25/2026	700,000	705,169
GATX Corp 4.55% 11/7/2028 (c)	680,000	675,962
		5,064,896
TOTAL INDUSTRIALS		46,910,924

Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 2.95% 2/28/2026 (c)	670,000	658,245
Cisco Systems Inc 4.8% 2/26/2027	1,250,000	1,261,722
Cisco Systems Inc 4.85% 2/26/2029	800,000	812,824
Motorola Solutions Inc 4.6% 5/23/2029	500,000	497,677
Motorola Solutions Inc 5% 4/15/2029	210,000	211,847
		3,442,315
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.05% 4/5/2027	500,000	505,509
Amphenol Corp 5.05% 4/5/2029 (c)	300,000	305,038
Dell International LLC / EMC Corp 5.3% 10/1/2029	660,000	674,226
Dell International LLC / EMC Corp 6.02% 6/15/2026	450,000	456,886
Dell International LLC / EMC Corp 6.1% 7/15/2027	480,000	495,956
Flex Ltd 3.75% 2/1/2026	280,000	276,024
Flex Ltd 4.75% 6/15/2025	100,000	99,824
Teledyne Technologies Inc 1.6% 4/1/2026	180,000	172,692
Teledyne Technologies Inc 2.25% 4/1/2028	290,000	268,144
Vontier Corp 1.8% 4/1/2026	210,000	201,138
Vontier Corp 2.4% 4/1/2028	120,000	109,520
		3,564,957
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	360,000	343,831
CDW LLC / CDW Finance Corp 3.276% 12/1/2028 (c)	440,000	409,467
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	430,000	418,587
IBM Corporation 1.7% 5/15/2027	1,110,000	1,037,948
IBM Corporation 2.2% 2/9/2027	1,460,000	1,390,249
IBM Corporation 3.45% 2/19/2026	1,290,000	1,272,485
IBM Corporation 4.15% 7/27/2027	570,000	564,880
IBM Corporation 4.5% 2/6/2028	430,000	430,368
IBM International Capital Pte Ltd 4.6% 2/5/2029	510,000	510,933
		6,378,748
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices Inc 3.45% 6/15/2027 (c)	370,000	361,016
Applied Materials Inc 3.3% 4/1/2027 (c)	630,000	614,671
Applied Materials Inc 4.8% 6/15/2029	260,000	263,614
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	450,000	443,240
Broadcom Inc 3.15% 11/15/2025 (c)	1,846,000	1,818,444
Broadcom Inc 3.459% 9/15/2026 (c)	691,000	676,935
Broadcom Inc 4% 4/15/2029 (d)	260,000	251,877
Broadcom Inc 4.11% 9/15/2028 (c)	670,000	657,840
Broadcom Inc 4.75% 4/15/2029	230,000	230,019
Broadcom Inc 5.05% 7/12/2029	1,420,000	1,435,990
Intel Corp 1.6% 8/12/2028	680,000	605,662
Intel Corp 2.6% 5/19/2026	100,000	96,955
Intel Corp 3.7% 7/29/2025	450,000	446,689
Intel Corp 3.75% 3/25/2027	350,000	342,124
Intel Corp 3.75% 8/5/2027 (c)	1,440,000	1,402,945
Intel Corp 4.875% 2/10/2028	150,000	150,275
Lam Research Corp 4% 3/15/2029 (c)	830,000	814,598
Marvell Technology Inc 1.65% 4/15/2026 (c)	270,000	258,366
Marvell Technology Inc 2.45% 4/15/2028	140,000	129,603
Marvell Technology Inc 4.875% 6/22/2028	490,000	489,854
Microchip Technology Inc 4.25% 9/1/2025	600,000	597,275
Microchip Technology Inc 5.05% 3/15/2029	230,000	231,221
Micron Technology Inc 4.185% 2/15/2027	640,000	632,303
Micron Technology Inc 4.975% 2/6/2026	210,000	210,231
Micron Technology Inc 5.375% 4/15/2028 (c)	350,000	356,616
NVIDIA Corp 3.2% 9/16/2026 (c)	860,000	843,246
QUALCOMM Inc 1.3% 5/20/2028 (c)	240,000	216,057
QUALCOMM Inc 3.25% 5/20/2027 (c)	1,050,000	1,021,778
Texas Instruments Inc 4.6% 2/15/2028	730,000	735,740
		16,335,184
Software - 0.5%
Adobe Inc 4.8% 4/4/2029	300,000	304,582
AppLovin Corp 5.125% 12/1/2029 (g)	130,000	130,895
Cadence Design Systems Inc 4.3% 9/10/2029 (c)	600,000	592,872
Fortinet Inc 1% 3/15/2026	210,000	200,223
Microsoft Corp 2.4% 8/8/2026	1,270,000	1,229,552
Microsoft Corp 3.125% 11/3/2025 (c)	620,000	612,540
Microsoft Corp 3.3% 2/6/2027 (c)	310,000	304,069
Microsoft Corp 3.4% 9/15/2026 (c)	350,000	344,618
Oracle Corp 1.65% 3/25/2026	2,766,000	2,659,188
Oracle Corp 2.3% 3/25/2028 (c)	610,000	567,520
Oracle Corp 2.65% 7/15/2026	840,000	814,688
Oracle Corp 2.8% 4/1/2027	440,000	423,165
Oracle Corp 4.2% 9/27/2029	780,000	763,229
Oracle Corp 5.8% 11/10/2025	1,250,000	1,261,998
Roper Technologies Inc 1% 9/15/2025	518,000	503,486
Roper Technologies Inc 2.95% 9/15/2029	310,000	286,096
Roper Technologies Inc 3.8% 12/15/2026	280,000	275,902
Roper Technologies Inc 4.2% 9/15/2028 (c)	470,000	463,693
Salesforce Inc 1.5% 7/15/2028 (c)	1,560,000	1,411,781
VMware LLC 1.4% 8/15/2026	1,177,000	1,112,074
VMware LLC 3.9% 8/21/2027 (c)	440,000	430,930
VMware LLC 4.5% 5/15/2025	100,000	99,772
VMware LLC 4.65% 5/15/2027	220,000	219,647
		15,012,520
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc 0.55% 8/20/2025	1,100,000	1,069,341
Apple Inc 0.7% 2/8/2026	1,100,000	1,053,561
Apple Inc 1.4% 8/5/2028	940,000	848,759
Apple Inc 2.45% 8/4/2026	100,000	96,955
Apple Inc 2.9% 9/12/2027	460,000	443,561
Apple Inc 3% 11/13/2027 (c)	260,000	251,483
Apple Inc 3% 6/20/2027 (c)	640,000	621,039
Apple Inc 3.25% 2/23/2026	1,530,000	1,510,125
Apple Inc 4% 5/10/2028 (c)	4,650,000	4,622,246
Hewlett Packard Enterprise Co 4.55% 10/15/2029	880,000	871,465
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (b)	1,310,000	1,311,398
Hewlett Packard Enterprise Co 5.25% 7/1/2028	200,000	203,567
HP Inc 1.45% 6/17/2026 (c)	1,000,000	951,168
HP Inc 3% 6/17/2027 (c)	350,000	336,112
		14,190,780
TOTAL INFORMATION TECHNOLOGY		58,924,504

Materials - 0.4%
Chemicals - 0.3%
Air Products and Chemicals Inc 4.6% 2/8/2029	330,000	332,004
Albemarle Corp 4.65% 6/1/2027	220,000	218,930
Celanese US Holdings LLC 6.165% 7/15/2027	1,380,000	1,407,973
Celanese US Holdings LLC 6.33% 7/15/2029	120,000	124,020
Celanese US Holdings LLC 6.6% 11/15/2028	120,000	124,249
Dow Chemical Co/The 4.8% 11/30/2028	190,000	190,805
DuPont de Nemours Inc 4.725% 11/15/2028 (c)	960,000	967,871
Eastman Chemical Co 5% 8/1/2029 (c)	330,000	332,727
Ecolab Inc 5.25% 1/15/2028 (c)	570,000	584,978
Huntsman Intl LLC 4.5% 5/1/2029 (c)	330,000	317,758
International Flavors & Fragrances Inc 4.45% 9/26/2028	110,000	108,545
LYB International Finance III LLC 1.25% 10/1/2025	800,000	777,129
Mosaic Co/The 4.05% 11/15/2027	420,000	412,393
PPG Industries Inc 1.2% 3/15/2026	330,000	315,372
Rohm and Haas Co 7.85% 7/15/2029	200,000	223,299
RPM International Inc 4.55% 3/1/2029	140,000	139,045
Sherwin-Williams Co/The 3.45% 6/1/2027	700,000	682,146
Sherwin-Williams Co/The 4.55% 3/1/2028	300,000	300,130
		7,559,374
Containers & Packaging - 0.1%
Amcor Group Finance PLC 5.45% 5/23/2029	400,000	407,733
Avery Dennison Corp 4.875% 12/6/2028	230,000	231,396
Berry Global Inc 1.57% 1/15/2026	280,000	269,894
Berry Global Inc 1.65% 1/15/2027	120,000	112,573
Sonoco Products Co 4.6% 9/1/2029 (c)	290,000	284,961
WRKCo Inc 3.75% 3/15/2025	400,000	398,326
WRKCo Inc 3.9% 6/1/2028 (c)	430,000	417,655
WRKCo Inc 4% 3/15/2028	380,000	370,407
WRKCo Inc 4.65% 3/15/2026	340,000	340,545
		2,833,490
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.125% 3/1/2028	590,000	574,339
Nucor Corp 3.95% 5/1/2028	250,000	245,562
		819,901
TOTAL MATERIALS		11,212,765

Real Estate - 1.2%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 9.25% 7/20/2028	260,000	286,984
Store Capital LLC 4.5% 3/15/2028	400,000	389,929
VICI Properties LP 4.75% 2/15/2028	960,000	954,364
Vornado Realty LP 2.15% 6/1/2026	400,000	381,070
		2,012,347
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 3.95% 1/15/2028	140,000	136,973
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	250,000	246,299
Healthcare Realty Holdings LP 3.5% 8/1/2026	240,000	234,639
Healthpeak OP LLC 1.35% 2/1/2027	540,000	502,449
Healthpeak OP LLC 2.125% 12/1/2028	160,000	145,128
Omega Healthcare Investors Inc 3.625% 10/1/2029	290,000	270,589
Omega Healthcare Investors Inc 5.25% 1/15/2026	910,000	911,217
Ventas Realty LP 4.125% 1/15/2026	360,000	357,219
Ventas Realty LP 4.4% 1/15/2029 (c)	240,000	236,329
Welltower OP LLC 2.05% 1/15/2029	780,000	702,091
Welltower OP LLC 4.25% 4/1/2026	140,000	139,063
		3,881,996
Industrial REITs - 0.0%
Prologis LP 4.375% 2/1/2029	550,000	547,534
Prologis LP 4.875% 6/15/2028	500,000	506,398
		1,053,932
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	1,390,000	1,334,879
Boston Properties LP 3.4% 6/21/2029	330,000	305,556
Boston Properties LP 3.65% 2/1/2026	320,000	315,134
COPT Defense Properties LP 2% 1/15/2029	300,000	265,236
Kilroy Realty LP 4.25% 8/15/2029	280,000	265,880
Kilroy Realty LP 4.375% 10/1/2025	300,000	298,247
		2,784,932
Real Estate Management & Development - 0.1%
CBRE Services Inc 4.875% 3/1/2026	250,000	249,898
CBRE Services Inc 5.5% 4/1/2029	330,000	339,015
Digital Realty Trust LP 3.7% 8/15/2027	660,000	643,698
Digital Realty Trust LP 4.45% 7/15/2028	420,000	415,918
Digital Realty Trust LP 5.55% 1/15/2028	260,000	266,099
Essex Portfolio LP 3.375% 4/15/2026	240,000	235,194
Essex Portfolio LP 3.5% 4/1/2025	630,000	626,607
Essex Portfolio LP 4% 3/1/2029 (c)	160,000	154,885
Extra Space Storage LP 4% 6/15/2029	570,000	551,579
Mid-America Apartments LP 4% 11/15/2025 (c)	480,000	476,984
Mid-America Apartments LP 4.2% 6/15/2028	340,000	335,360
Tanger Properties LP 3.875% 7/15/2027	210,000	203,898
		4,499,135
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	220,000	220,478
AvalonBay Communities Inc 1.9% 12/1/2028	90,000	81,121
AvalonBay Communities Inc 2.95% 5/11/2026	430,000	419,957
AvalonBay Communities Inc 3.3% 6/1/2029	270,000	255,540
ERP Operating LP 2.85% 11/1/2026	610,000	591,381
Sun Communities Operating LP 5.5% 1/15/2029	170,000	172,119
UDR Inc 4.4% 1/26/2029	250,000	245,602
		1,986,198
Retail REITs - 0.2%
Agree LP 2% 6/15/2028	120,000	108,969
Brixmor Operating Partnership LP 3.9% 3/15/2027	170,000	166,474
Brixmor Operating Partnership LP 4.125% 5/15/2029	260,000	251,403
Brixmor Operating Partnership LP 4.125% 6/15/2026	500,000	494,956
Federal Realty OP LP 1.25% 2/15/2026	290,000	277,892
NNN REIT Inc 3.5% 10/15/2027	260,000	252,330
NNN REIT Inc 4% 11/15/2025	240,000	238,087
Realty Income Corp 4% 7/15/2029	580,000	564,012
Realty Income Corp 4.625% 11/1/2025	1,380,000	1,378,427
Realty Income Corp 4.7% 12/15/2028	730,000	732,198
Realty Income Corp 4.875% 6/1/2026	340,000	340,611
Realty Income Corp 5.05% 1/13/2026 (c)	500,000	499,298
Regency Centers LP 4.125% 3/15/2028	280,000	275,072
Simon Property Group LP 1.75% 2/1/2028	260,000	239,067
Simon Property Group LP 3.25% 11/30/2026 (c)	380,000	370,412
Simon Property Group LP 3.3% 1/15/2026	800,000	788,438
Simon Property Group LP 3.375% 6/15/2027	100,000	97,444
Simon Property Group LP 3.5% 9/1/2025	360,000	356,831
		7,431,921
Specialized REITs - 0.5%
American Tower Corp 1.3% 9/15/2025	677,000	657,950
American Tower Corp 1.6% 4/15/2026	880,000	843,633
American Tower Corp 2.75% 1/15/2027	130,000	124,955
American Tower Corp 3.65% 3/15/2027 (c)	690,000	674,103
American Tower Corp 4.4% 2/15/2026	290,000	288,680
American Tower Corp 5.25% 7/15/2028 (c)	2,210,000	2,242,912
American Tower Corp 5.8% 11/15/2028	100,000	103,551
Crown Castle Inc 1.05% 7/15/2026	250,000	235,599
Crown Castle Inc 1.35% 7/15/2025	439,000	429,614
Crown Castle Inc 2.9% 3/15/2027	560,000	538,456
Crown Castle Inc 3.65% 9/1/2027	370,000	359,574
Crown Castle Inc 3.7% 6/15/2026	480,000	472,260
Crown Castle Inc 3.8% 2/15/2028	870,000	843,345
Crown Castle Inc 4.45% 2/15/2026	260,000	258,917
Crown Castle Inc 4.9% 9/1/2029	310,000	309,606
CubeSmart LP 2.25% 12/15/2028	400,000	363,046
EPR Properties 4.5% 6/1/2027	500,000	492,235
EPR Properties 4.95% 4/15/2028	260,000	256,526
Equinix Inc 1.45% 5/15/2026	491,000	468,865
Public Storage Operating Co 1.95% 11/9/2028 (c)	1,250,000	1,135,248
Weyerhaeuser Co 6.95% 10/1/2027	150,000	159,225
		11,258,300
TOTAL REAL ESTATE		34,908,761

Utilities - 1.8%
Electric Utilities - 1.3%
AEP Texas Inc 3.95% 6/1/2028	180,000	175,182
AEP Transmission Co LLC 3.1% 12/1/2026	180,000	175,205
American Electric Power Co Inc 1% 11/1/2025	260,000	251,221
American Electric Power Co Inc 3.2% 11/13/2027	510,000	490,580
American Electric Power Co Inc 4.3% 12/1/2028	230,000	226,896
American Electric Power Co Inc 5.75% 11/1/2027 (c)	1,000,000	1,030,190
Avangrid Inc 3.8% 6/1/2029	260,000	249,074
Cleco Corporate Holdings LLC 3.743% 5/1/2026	220,000	215,522
Commonwealth Edison Co 3.7% 8/15/2028 (c)	660,000	642,338
Connecticut Light and Power Co/The 0.75% 12/1/2025	100,000	96,282
Connecticut Light and Power Co/The 3.2% 3/15/2027	230,000	223,601
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	360,000	346,100
Duke Energy Carolinas LLC 2.95% 12/1/2026 (c)	240,000	232,940
Duke Energy Corp 0.9% 9/15/2025	100,000	96,964
Duke Energy Corp 2.65% 9/1/2026	340,000	328,704
Duke Energy Corp 3.25% 1/15/2082 (b)(c)	220,000	203,402
Duke Energy Corp 3.4% 6/15/2029	430,000	406,919
Duke Energy Corp 5% 12/8/2027	750,000	757,436
Duke Energy Florida LLC 3.2% 1/15/2027	260,000	253,718
Duke Energy Progress LLC 3.45% 3/15/2029 (c)	380,000	364,031
Edison International 4.125% 3/15/2028	360,000	352,460
Edison International 4.7% 8/15/2025	110,000	109,770
Edison International 5.25% 11/15/2028	520,000	525,846
Edison International 5.75% 6/15/2027	280,000	286,012
Entergy Corp 0.9% 9/15/2025	1,100,000	1,066,136
Entergy Louisiana LLC 2.4% 10/1/2026	490,000	471,675
Entergy Louisiana LLC 3.12% 9/1/2027 (c)	510,000	491,628
Eversource Energy 2.9% 3/1/2027	160,000	153,884
Eversource Energy 5.45% 3/1/2028	1,400,000	1,431,742
Eversource Energy 5.95% 2/1/2029	380,000	395,882
Exelon Corp 2.75% 3/15/2027	600,000	574,892
Exelon Corp 3.4% 4/15/2026	100,000	98,324
FirstEnergy Corp 3.9% 7/15/2027 (f)	620,000	604,581
Florida Power & Light Co 3.125% 12/1/2025 (c)	530,000	523,158
Florida Power & Light Co 5.05% 4/1/2028	390,000	396,912
Georgia Power Co 4.65% 5/16/2028 (c)	800,000	802,497
Interstate Power and Light Co 3.6% 4/1/2029	450,000	431,138
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,220,000	1,152,759
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	570,000	543,276
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)	300,000	285,876
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027 (c)	1,130,000	1,133,360
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	150,000	144,514
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	1,500,000	1,509,967
Oncor Electric Delivery Co LLC 0.55% 10/1/2025	340,000	328,928
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	240,544
Pacific Gas and Electric Co 2.95% 3/1/2026	210,000	205,079
Pacific Gas and Electric Co 3% 6/15/2028 (c)	2,120,000	1,994,855
Pacific Gas and Electric Co 3.15% 1/1/2026	1,470,000	1,442,792
Pacific Gas and Electric Co 3.3% 12/1/2027	180,000	172,281
Pacific Gas and Electric Co 3.45% 7/1/2025 (c)	240,000	237,761
Pacific Gas and Electric Co 3.5% 6/15/2025	240,000	237,970
Pacific Gas and Electric Co 4.95% 6/8/2025	140,000	139,913
Pacific Gas and Electric Co 5.45% 6/15/2027	310,000	314,426
PacifiCorp 3.5% 6/15/2029	400,000	379,838
Pinnacle West Capital Corp 1.3% 6/15/2025	140,000	137,115
PPL Capital Funding Inc 3.1% 5/15/2026	270,000	263,608
Public Service Electric and Gas Co 0.95% 3/15/2026	180,000	172,084
Public Service Electric and Gas Co 2.25% 9/15/2026	260,000	249,765
Southern California Edison Co 3.7% 8/1/2025	1,680,000	1,667,477
Southern California Edison Co 5.15% 6/1/2029 (c)	550,000	559,672
Southern California Edison Co 5.65% 10/1/2028 (c)	680,000	703,134
Southern Co/The 3.25% 7/1/2026	1,890,000	1,850,650
Southern Co/The 3.75% 9/15/2051 (b)	400,000	384,439
Southern Co/The 5.15% 10/6/2025 (c)	2,000,000	2,006,871
Southern Co/The 5.5% 3/15/2029	1,600,000	1,649,575
Southwestern Electric Power Co 2.75% 10/1/2026	320,000	308,440
System Energy Resources Inc 6% 4/15/2028	120,000	124,415
Union Electric Co 2.95% 6/15/2027	170,000	163,706
Virginia Electric and Power Co 2.95% 11/15/2026	420,000	407,501
Virginia Electric and Power Co 3.15% 1/15/2026	360,000	354,386
Xcel Energy Inc 1.75% 3/15/2027	590,000	552,672
Xcel Energy Inc 3.3% 6/1/2025	100,000	99,106
		37,601,597
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	180,000	173,869
CenterPoint Energy Resources Corp 5.25% 3/1/2028	400,000	407,873
Southern California Gas Co 2.6% 6/15/2026	510,000	495,866
Southern California Gas Co 2.95% 4/15/2027 (c)	460,000	443,590
Southwest Gas Corp 5.45% 3/23/2028	300,000	306,313
		1,827,511
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 1.375% 1/15/2026	330,000	316,732
AES Corp/The 5.45% 6/1/2028	730,000	738,182
Southern Power Co 4.15% 12/1/2025	380,000	377,722
		1,432,636
Multi-Utilities - 0.4%
Ameren Corp 1.75% 3/15/2028	450,000	410,031
Ameren Corp 5.7% 12/1/2026 (c)	500,000	509,154
CenterPoint Energy Inc 1.45% 6/1/2026	370,000	352,776
Consumers Energy Co 4.7% 1/15/2030	340,000	341,886
Consumers Energy Co 4.9% 2/15/2029	150,000	151,800
Dominion Energy Inc 1.45% 4/15/2026 (c)	1,900,000	1,817,050
DTE Energy Co 2.85% 10/1/2026	100,000	96,851
DTE Energy Co 3.4% 6/15/2029	370,000	350,422
DTE Energy Co 4.875% 6/1/2028	230,000	231,021
DTE Energy Co 4.95% 7/1/2027	390,000	392,533
DTE Energy Co 5.1% 3/1/2029	280,000	283,180
NiSource Inc 0.95% 8/15/2025	1,343,000	1,306,361
NiSource Inc 5.2% 7/1/2029	280,000	284,793
NiSource Inc 5.25% 3/30/2028 (c)	520,000	529,224
Public Service Enterprise Group Inc 5.2% 4/1/2029	620,000	632,936
Public Service Enterprise Group Inc 5.875% 10/15/2028	430,000	448,125
Puget Energy Inc 2.379% 6/15/2028	310,000	284,501
San Diego Gas & Electric Co 2.5% 5/15/2026 (c)	280,000	272,188
Sempra 3.25% 6/15/2027	1,150,000	1,110,903
Sempra 3.7% 4/1/2029 (c)	700,000	670,650
Sempra 5.4% 8/1/2026	1,500,000	1,516,059
WEC Energy Group Inc 2.2% 12/15/2028	610,000	556,166
WEC Energy Group Inc 4.75% 1/15/2028	320,000	321,962
		12,870,572
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	270,000	258,526
TOTAL UTILITIES		53,990,842

TOTAL UNITED STATES		660,611,412
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $893,577,744)		888,628,554

U.S. Government Agency Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Financials - 1.0%
Financial Services - 1.0%
Fannie Mae 0.375% 8/25/2025	1,805,000	1,753,365
Federal Farm Credit Banks Funding Corp 4.125% 12/12/2025	8,573,000	8,535,484
Federal Home Loan Bank 0.375% 9/4/2025	460,000	446,357
Federal Home Loan Bank 0.79% 2/25/2026	7,900,000	7,561,675
Federal Home Loan Bank 3% 3/12/2027	4,900,000	4,775,481
Federal Home Loan Bank 4.5% 3/10/2028	5,000,000	5,059,570
Freddie Mac Non Gold Pool 0.375% 9/23/2025	1,156,000	1,119,214

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,432,625)		29,251,146

U.S. Treasury Obligations - 68.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds Series 2026, 6.75% 8/15/2026	4.01	1,070,000	1,116,645
US Treasury Notes 0.375% 7/31/2027	4.25	4,980,000	4,512,736
US Treasury Notes 0.5% 10/31/2027	3.85 to 4.38	95,520,000	86,113,519
US Treasury Notes 0.5% 5/31/2027	4.15	850,000	777,119
US Treasury Notes 0.5% 6/30/2027	4.13	2,480,000	2,261,353
US Treasury Notes 0.5% 8/31/2027	4.11	40,000	36,267
US Treasury Notes 0.625% 11/30/2027	3.92 to 4.38	93,260,000	84,156,221
US Treasury Notes 0.625% 12/31/2027	3.55 to 4.86	134,130,000	120,690,803
US Treasury Notes 0.625% 3/31/2027	3.92	46,820,000	43,200,594
US Treasury Notes 0.625% 7/31/2026	4.70	65,470,000	61,702,918
US Treasury Notes 0.75% 1/31/2028	4.25	10,800,000	9,726,750
US Treasury Notes 0.75% 3/31/2026	0.78 to 0.94	14,241,000	13,594,592
US Treasury Notes 0.75% 5/31/2026	4.06 to 5.03	180,460,000	171,331,261
US Treasury Notes 0.75% 8/31/2026	4.27 to 4.81	115,090,000	108,418,377
US Treasury Notes 0.875% 6/30/2026	0.95	993,000	942,186
US Treasury Notes 0.875% 9/30/2026	3.63	117,720,000	110,859,131
US Treasury Notes 1% 7/31/2028	3.89 to 4.19	76,440,000	68,395,884
US Treasury Notes 1.125% 1/15/2025	4.51	5,000	4,978
US Treasury Notes 1.125% 10/31/2026	3.94	8,164,000	7,705,732
US Treasury Notes 1.125% 2/28/2025	0.64	9,000	8,927
US Treasury Notes 1.125% 2/28/2027	3.71 to 3.94	23,360,000	21,854,375
US Treasury Notes 1.125% 2/29/2028	4.20	52,480,000	47,734,250
US Treasury Notes 1.125% 8/31/2028	3.87 to 4.30	108,290,000	97,114,134
US Treasury Notes 1.25% 12/31/2026	4.17	75,000,000	70,675,781
US Treasury Notes 1.25% 4/30/2028	4.31 to 4.86	66,530,000	60,474,731
US Treasury Notes 1.25% 5/31/2028	4.65	50,220,000	45,562,879
US Treasury Notes 1.5% 1/31/2027	2.95 to 3.95	954,000	901,605
US Treasury Notes 1.5% 11/30/2028	4.23	82,340,000	74,469,454
US Treasury Notes 1.625% 10/31/2026	4.14	59,350,000	56,586,516
US Treasury Notes 1.75% 11/15/2029	4.06	48,670,000	43,673,720
US Treasury Notes 1.875% 6/30/2026	4.84	20,730,000	19,989,874
US Treasury Notes 2.375% 5/15/2029	3.88	2,180,000	2,029,103
US Treasury Notes 2.625% 5/31/2027	3.21	1,260,000	1,214,916
US Treasury Notes 2.75% 5/31/2029	4.53	61,350,000	57,956,578
US Treasury Notes 2.75% 7/31/2027	3.65	3,840,000	3,706,050
US Treasury Notes 2.875% 4/30/2029	4.74	45,490,000	43,240,378
US Treasury Notes 3.25% 6/30/2029	4.38	32,920,000	31,751,083
US Treasury Notes 3.5% 9/30/2026	3.92	8,090,000	7,989,191
US Treasury Notes 3.5% 9/30/2029	3.57	52,180,000	50,830,658
US Treasury Notes 3.625% 8/31/2029	3.72	53,350,000	52,287,168
US Treasury Notes 3.75% 12/31/2028	3.83	6,020,000	5,937,460
US Treasury Notes 3.75% 8/31/2026	3.92	25,000,000	24,797,852
US Treasury Notes 4% 6/30/2028	4.28	6,610,000	6,584,438
US Treasury Notes 4% 7/31/2029	3.94	22,050,000	21,958,111
US Treasury Notes 4.125% 10/31/2029	4.15	48,720,000	48,792,319
US Treasury Notes 4.125% 11/30/2029	4.08	20,040,000	20,044,697
US Treasury Notes 4.125% 7/31/2028	3.90	25,440,000	25,440,994
US Treasury Notes 4.25% 2/28/2029	4.18	3,490,000	3,508,268
US Treasury Notes 4.375% 11/30/2028	3.88	3,860,000	3,896,489
US Treasury Notes 4.375% 12/15/2026	4.06	1,030,000	1,033,621
US Treasury Notes 4.375% 7/31/2026	3.96	22,690,000	22,737,862
US Treasury Notes 4.375% 8/15/2026	3.85 to 3.91	48,340,000	48,457,074
US Treasury Notes 4.5% 5/15/2027	4.62 to 4.66	10,000	10,080
US Treasury Notes 4.625% 4/30/2029	4.25 to 4.50	12,910,000	13,176,773
US Treasury Notes 4.625% 6/30/2026	4.03 to 4.63	71,710,000	72,113,369
US Treasury Notes 4.875% 4/30/2026	4.73 to 4.86	63,790,000	64,300,818
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,066,509,439)			2,068,388,662

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.64	10,165,707	10,167,740
Fidelity Securities Lending Cash Central Fund (i)(j)	4.64	33,861,464	33,864,850
TOTAL MONEY MARKET FUNDS (Cost $44,032,590)			44,032,590

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,071,395,242)	3,067,782,969
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(43,098,392)
NET ASSETS - 100.0%	3,024,684,577

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,644,069 or 0.1% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	8,081,256	95,222,447	93,135,963	111,996	-	-	10,167,740	0.0%
Fidelity Securities Lending Cash Central Fund	-	224,394,696	190,529,846	34,567	-	-	33,864,850	0.1%
Total	8,081,256	319,617,143	283,665,809	146,563	-	-	44,032,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.